Schedule of Investments (unaudited)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R, (3- mo. CME Term SOFR + 1.20%), 5.11%, 04/15/38(a)(b)	USD	2,710	$ 2,709,719
522 Funding CLO Ltd.
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.96%), 5.85%, 10/20/34(a)(b)		1,400	1,402,131
Series 2018-3A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.20%, 10/20/31(a)(b)		500	501,401
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.24%, 04/15/35(a)(b)		430	430,000
610 Funding CLO 2 Ltd., Series 2016-2RA, Class A1R3, (3-mo. CME Term SOFR + 1.35%), 5.23%, 01/20/34(a)(b)		760	760,602
720 East CLO V Ltd., Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.85%), 5.73%, 07/20/37(a)(b)		1,000	1,004,442
720 East CLO VII Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.06%), 4.94%, 04/20/37(a)(b)		6,300	6,290,961
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.13%, 04/20/38(a)(b)		2,080	2,084,995
ABFC Trust, Series 2007-WMC1, Class A2B, (1- mo. CME Term SOFR + 1.11%), 4.85%, 06/25/37(b)		2,495	2,133,805
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 4.54%, 08/25/35(b)		628	559,094
Affirm Asset Securitization Trust
Series 2024-A, Class A, 5.61%, 02/15/29(a)		1,973	1,976,053
Series 2025-X1, Class C, 5.34%, 04/15/30(a)		5,750	5,769,293
Series 2025-X2, Class A, 4.45%, 10/15/30(a)		7,058	7,064,277
Series 2025-X2, Class B, 4.56%, 10/15/30(a)		1,045	1,046,732
Series 2025-X2, Class C, 4.93%, 10/15/30(a)		362	362,658
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)		11,446	11,559,884
Series 2025-1A, Class B, 5.13%, 02/15/33(a)		897	903,818
AGL CLO 13 Ltd., Series 2021-13A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.53%, 10/20/34(a)(b)		2,660	2,663,359
AGL CLO 20 Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/20/37(a)(b)		2,900	2,910,774
AGL CLO 21 Ltd., Series 2022-21A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.23%, 10/21/37(a)(b)		1,620	1,625,805
AGL CLO 23 Ltd., Series 2022-23A, Class A1R, (3-mo. CME Term SOFR + 1.15%), 5.03%, 04/20/38(a)(b)		4,390	4,385,099
AGL CLO 37 Ltd., Series 2024-37A, Class A1, (3- mo. CME Term SOFR + 1.24%), 5.10%, 04/22/38(a)(b)		460	460,928
AGL CLO 42 Ltd., Series 2025-42A, Class A1, (3- mo. CME Term SOFR + 1.30%), 5.57%, 07/22/38(a)(b)		4,120	4,132,914
AGL CLO 43 Ltd., Series 2025-43A, Class A1, (3- mo. CME Term SOFR + 1.26%), 5.24%, 09/10/38(a)(b)		2,400	2,406,126
AGL CLO 44 Ltd., Series 2025-44A, Class C, (3- mo. CME Term SOFR + 1.80%), 5.75%, 10/22/37(a)(b)		2,000	2,005,494
Security		Par (000)	Value
Asset-Backed Securities (continued)
AGL CLO 5 Ltd.
Series 2020-5A, Class D1AR, (3-mo. CME Term SOFR + 2.70%), 6.46%, 01/20/39(a)(b)	USD	880	$ 878,176
Series 2020-5A, Class D2R3, (3-mo. CME Term SOFR + 3.95%), 7.71%, 01/20/39(a)(b)		510	509,949
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.16%, 04/20/38(a)(b)		4,540	4,553,620
AGL CLO 7 Ltd., Series 2020-7A, Class AR2, (3- mo. CME Term SOFR + 1.25%), 5.16%, 10/15/38(a)(b)		1,700	1,704,140
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.34%, 07/20/37(a)(b)		3,770	3,781,529
AGL Core CLO 31 Ltd., Series 2024-31A, Class C, (3-mo. CME Term SOFR + 1.90%), 5.78%, 07/20/37(a)(b)		500	501,926
AGL Core CLO 36 Ltd., Series 2024-36A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.46%, 01/23/38(a)(b)		750	752,058
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.10%, 01/22/38(a)(b)		3,650	3,657,562
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.26%, 10/20/37(a)(b)		4,350	4,366,549
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.21%, 01/20/38(a)(b)		1,500	1,506,087
Aimco CLO, Series 2018-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.19%, 10/17/37(a)(b)		3,460	3,472,888
Aimco CLO 11 Ltd.
Series 2020-11A, Class A1R2, (3-mo. CME Term SOFR + 1.34%), 5.22%, 07/17/37(a)(b)		2,810	2,821,602
Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.53%, 07/17/37(a)(b)		2,180	2,186,505
Aimco CLO 14 Ltd., Series 2021-14A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 5.14%, 10/20/38(a)(b)		3,600	3,602,719
Aimco CLO 18 Ltd., Series 2022-18A, Class A1LR, (3-mo. CME Term SOFR + 1.36%), 5.24%, 07/20/37(a)(b)		1,730	1,736,092
Aimco CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.01%, 04/20/38(a)(b)		584	583,242
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 4.88%, 06/25/61(a)(b)		5,709	5,705,798
Series 2021-G, Class B, 6.75%, 06/25/61(a)(b)		1,337	1,504,963
Series 2021-G, Class C, 0.00%, 06/25/61(a)		2,288	2,330,542
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		5,713	5,666,113
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		881	865,310
Series 2023-B, Class C, 0.00%, 10/25/62(a)		1,957	1,399,761
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		93	90,232
AMMC CLO 27 Ltd., Series 2022-27A, Class A1R, (3-mo. CME Term SOFR + 1.08%), 4.96%, 01/20/37(a)(b)		6,680	6,670,583
AMSR Trust
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)		2,872	2,758,868
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,702,812

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 13 LLC, Series 2019-13A, Class BRR, (3-mo. CME Term SOFR + 1.72%), 5.63%, 04/15/38(a)(b)	USD	3,000	$ 3,009,445
Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.62%, 07/20/38(a)(b)		6,510	6,535,742
Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.32%, 04/15/34(a)(b)		950	950,426
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.48%, 07/20/37(a)(b)		4,430	4,445,855
Anchorage Capital CLO 34 Ltd., Series 2025-34A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/15/39(a)(b)		4,640	4,636,440
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 6.07%, 07/22/38(a)(b)		3,720	3,736,008
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 5.91%, 04/28/37(a)(b)		800	803,644
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 6.31%, 04/28/37(a)(b)		1,625	1,633,558
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class A1R3, (3-mo. CME Term SOFR + 1.29%), 5.20%, 10/27/38(a)(b)		6,670	6,687,623
Antares CLO Ltd., Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.25%, 04/20/38(a)(b)		1,955	1,949,661
Apidos CLO LII, Series 2025-52A, Class A1, (3-mo. CME Term SOFR + 1.13%), 5.01%, 04/20/38(a)(b)		2,290	2,287,099
Apidos CLO LV, Series 2025-55A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.93%, 01/20/39(a)(b)(e)		3,670	3,672,239
Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.11%, 10/24/38(a)(b)		2,180	2,181,160
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.30%, 07/25/37(a)(b)		500	501,674
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.19%, 01/22/38(a)(b)		1,350	1,354,421
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 5.50%, 10/20/30(a)(b)		340	340,320
Apidos CLO XXV, Series 2016-25A, Class BR3, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/20/37(a)(b)		4,500	4,510,040
Apidos CLO XXXII
Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 4.98%, 01/20/33(a)(b)		526	525,972
Series 2019-32A, Class B1R, (3-mo. CME Term SOFR + 1.50%), 5.38%, 01/20/33(a)(b)		900	901,267
Apidos CLO XXXIX Ltd.
Series 2022-39A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.40%, 10/21/38(a)(b)		9,880	9,899,002
Series 2022-39A, Class BR, (3-mo. CME Term SOFR + 1.53%), 5.70%, 10/21/38(a)(b)		550	551,501
Series 2022-39A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.77%, 10/21/38(a)(b)		500	482,118
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXXVI, Series 2021-36A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.32%, 01/20/39(a)(b)	USD	250	$ 248,739
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.25%, 10/22/34(a)(b)		1,780	1,781,780
Apidos Loan Fund Ltd., Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.38%, 10/25/38(a)(b)		150	150,373
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		93	85,387
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.20%, 10/16/37(a)(b)		2,020	2,021,648
Ares Direct Lending CLO 8 LLC, Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.08%, 01/20/39(a)(b)		3,130	3,129,715
ARES LII CLO Ltd., Series 2019-52A, Class BRR, (3-mo. CME Term SOFR + 1.35%), 5.21%, 04/22/31(a)(b)		2,050	2,051,507
ARES LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.15%, 04/25/34(a)(b)		250	250,315
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.13%, 07/25/36(a)(b)		2,715	2,717,182
ARES LVI CLO Ltd., Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.11%, 01/25/38(a)(b)		2,130	2,134,496
ARES LX CLO Ltd., Series 2021-60A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.06%, 07/18/34(a)(b)		10,540	10,548,241
ARES LXIII CLO Ltd., Series 2022-63A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.59%, 10/15/38(a)(b)		2,990	3,000,418
ARES XLI CLO Ltd.
Series 2016-41A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.24%, 04/15/34(a)(b)		1,430	1,432,400
Series 2016-41A, Class BR, (3-mo. CME Term SOFR + 1.71%), 5.62%, 04/15/34(a)(b)		2,840	2,844,118
ARES XLIII CLO Ltd., Series 2017-43A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 5.26%, 01/15/38(a)(b)		500	501,751
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.66%, 04/15/34(a)(b)		2,610	2,617,845
ARES XXXIX CLO Ltd., Series 2016-39A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.63%, 07/18/37(a)(b)		330	331,119
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.33%, 05/25/35(b)		35	29,021
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.15%, 07/25/36(b)		2,057	551,290
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 4.43%, 03/25/36(b)		532	300,100
Asset-Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1- mo. CME Term SOFR + 1.22%), 4.96%, 07/25/35(b)		914	838,503

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class XR, (3-mo. CME Term SOFR + 1.15%), 5.03%, 10/19/37(a)(b)	USD	498	$ 498,000
Atlas Senior Loan Fund XXII Ltd., Series 2023-22A, Class A1, (3-mo. CME Term SOFR + 1.98%), 5.86%, 01/20/36(a)(b)		10,710	10,722,732
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.43%, 07/19/31(a)(b)		1,300	1,300,461
Series 2019-2A, Class BR3, (3-mo. CME Term SOFR + 1.45%), 5.33%, 10/17/32(a)(b)		1,160	1,160,399
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.08%, 10/20/34(a)(b)		350	350,271
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.12%, 10/18/38(a)(b)		1,200	1,202,170
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.43%, 07/15/37(a)(b)		5,090	5,106,734
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.20%, 01/21/38(a)(b)		1,500	1,505,589
Ballyrock CLO 14 Ltd., Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.26%, 07/20/37(a)(b)		2,539	2,547,919
Ballyrock CLO 25 Ltd., Series 2023-25A, Class A2R, (3-mo. CME Term SOFR + 1.50%), 5.36%, 01/25/38(a)(b)		1,000	1,002,550
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 5.18%, 07/25/38(a)(b)		250	250,840
Ballyrock CLO 32 Ltd.
Series 2025-32A, Class A1A, (3-mo. CME Term SOFR + 1.21%), 4.88%, 01/25/39(a)(b)		2,020	2,023,025
Series 2025-32A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/39(a)(b)		1,510	1,514,199
Ballyrock CLO Ltd.
Series 2019-2A, Class A2R3, (3-mo. CME Term SOFR + 1.65%), 5.39%, 10/25/38(a)(b)		540	541,779
Series 2020-2A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 5.70%, 10/20/31(a)(b)		400	400,088
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.24%, 01/15/38(a)(b)		4,600	4,617,153
Series 2023-25A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.61%, 01/25/38(a)(b)		1,430	1,432,724
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(b)		5,740	413,984
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,715	1,714,422
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3- mo. CME Term SOFR + 0.98%), 4.84%, 10/22/32(a)(b)		1,048	1,047,720
Barings CLO Ltd.
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.55%, 01/20/31(a)(b)		248	248,260
Series 2018-2A, Class B1AR, (3-mo. CME Term SOFR + 1.65%), 5.56%, 07/15/36(a)(b)		2,560	2,569,378
Barrow Hanley CLO II Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.19%, 03/31/38(a)(b)		2,300	2,305,751
Battalion CLO 18 Ltd.
Series 2020-18A, Class ARR, (3-mo. CME Term SOFR + 1.18%), 5.09%, 10/15/36(a)(b)		500	500,177
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO 18 Ltd.
Series 2020-18A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.71%, 10/15/36(a)(b)	USD	1,000	$ 1,000,807
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R3, (3-mo. CME Term SOFR + 0.90%), 4.78%, 07/18/30(a)(b)		881	880,851
Battalion CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.14%), 4.87%, 01/24/35(a)(b)		2,360	2,359,713
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1-mo. CME Term SOFR + 2.59%), 6.32%, 02/28/41(b)		5,459	5,528,551
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.84%, 02/28/40(a)(b)		2,635	2,381,490
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.84%, 12/28/40(a)(b)		678	690,225
Series 2005-E, Class A2A, (1-mo. CME Term SOFR + 1.04%), 4.77%, 12/28/40(a)(b)		555	543,334
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.11%, 03/30/38(a)(b)		1,851	1,850,800
BBAM U.S. CLO V Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.80%, 07/25/38(a)(b)		2,000	2,008,671
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.06%, 01/27/39(a)(b)		4,460	4,468,232
BDS Ltd.
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 5.53%, 03/19/39(a)(b)		643	643,392
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.31%, 09/19/39(a)(b)		1,946	1,942,526
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1-mo. CME Term SOFR + 2.06%), 5.80%, 08/25/35(b)		3,054	3,131,323
Series 2006-EC1, Class M4, (1-mo. CME Term SOFR + 1.06%), 4.65%, 12/25/35(b)		1,428	1,398,618
Series 2006-HE5, Class M2, (1-mo. CME Term SOFR + 0.59%), 4.33%, 06/25/36(b)		2,146	2,127,665
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.19%, 09/25/36(b)		63	62,439
Series 2006-HE9, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.28%, 11/25/36(b)		2,385	2,414,303
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.17%, 03/25/37(b)		719	702,804
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.13%, 03/25/37(b)		25	24,019
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 4.55%, 04/25/37(b)		354	344,351
Series 2007-HE5, Class M2, (1-mo. CME Term SOFR + 0.49%), 4.23%, 06/25/47(b)		6,161	5,641,390
Benefit Street Partners CLO 42 Ltd., Series 2025- 42A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.37%, 10/25/38(a)(b)		4,050	4,060,246
Benefit Street Partners CLO 43 Ltd., Series 2025- 43A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.19%, 10/20/38(a)(b)		250	250,537
Benefit Street Partners CLO 44 Ltd., Series 2025- 44A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.94%, 01/15/39(a)(b)		3,710	3,715,114

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO IV Ltd.
Series 2014-IVA, Class AR5, (3-mo. CME Term SOFR + 1.25%), 5.20%, 10/20/38(a)(b)	USD	500	$ 500,846
Series 2014-IVA, Class BR5, (3-mo. CME Term SOFR + 1.55%), 5.50%, 10/20/38(a)(b)		250	250,566
Benefit Street Partners CLO V-B Ltd., Series 2018- 5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 5.41%, 07/20/37(a)(b)		2,366	2,373,910
Benefit Street Partners CLO X Ltd., Series 2016- 10A, Class A1R3, (3-mo. CME Term SOFR + 1.30%), 5.18%, 07/20/38(a)(b)		4,957	4,971,397
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 5.28%, 10/15/37(a)(b)		1,870	1,876,605
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 5.61%, 10/15/37(a)(b)		1,700	1,705,348
Benefit Street Partners CLO XVI Ltd., Series 2018- 16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/17/38(a)(b)		830	832,864
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.15%, 10/15/38(a)(b)		7,130	7,141,376
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ARR, (3-mo. CME Term SOFR + 1.29%), 5.20%, 07/15/37(a)(b)		5,070	5,082,197
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.04%, 01/25/38(a)(b)		1,000	999,527
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.26%, 07/20/37(a)(b)		1,920	1,926,445
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/20/37(a)(b)		7,630	7,657,170
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.21%, 01/25/38(a)(b)		3,470	3,481,510
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.17%, 01/25/38(a)(b)		5,760	5,780,362
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		22	21,683
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,657,961
Series 2022-C, Class B, 5.93%, 10/17/35(a)		249	249,479
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.25%, 01/22/38(a)(b)		3,400	3,412,247
Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.47%, 10/23/38(a)(b)		3,070	3,077,040
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.28%, 10/19/37(a)(b)		630	632,361
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.14%, 01/19/38(a)(b)		390	390,731
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/19/38(a)(b)		730	731,370
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 5.39%, 07/15/37(a)(b)		1,260	1,264,522
Security		Par (000)	Value
Asset-Backed Securities (continued)
Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.75%, 07/20/37(a)(b)	USD	500	$ 501,690
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.14%, 10/20/38(a)(b)		6,070	6,080,622
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.78%, 10/20/37(a)(b)		470	471,199
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.72%, 10/22/30(a)(b)		1,009	1,009,543
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 5.90%, 10/20/30(a)(b)		1,120	1,120,820
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.15%, 04/20/31(a)(b)		1,257	1,257,343
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.05%, 11/15/30(a)(b)		2,253	2,253,101
Series 2016-3A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 5.55%, 11/15/30(a)(b)		1,000	1,001,444
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.81%, 08/15/31(a)(b)		1,320	1,321,733
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.05%, 10/25/30(a)(b)		718	717,643
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.71%, 10/25/30(a)(b)		6,350	6,359,517
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 5.87%, 07/25/34(a)(b)		420	419,587
BlueMountain CLO XXV Ltd., Series 2019-25A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.26%, 01/15/38(a)(b)		490	491,577
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, (3-mo. CME Term SOFR + 3.76%), 7.65%, 10/20/34(a)(b)		1,120	1,120,147
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.28%, 10/22/37(a)(b)		840	842,992
BlueMountain Fuji U.S. CLO II Ltd.
Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.15%, 10/20/30(a)(b)		521	521,514
Series 2017-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 5.75%, 10/20/30(a)(b)		1,820	1,820,588
Brant Point CLO Ltd., Series 2024-6A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.11%, 01/15/38(a)(b)		1,420	1,418,621
BRAVO Residential Funding Trust, Series 2024- CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,287	1,294,590
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		2,027	2,033,122
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 5.38%, 07/20/34(a)(b)		250	250,000
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.07%, 01/15/39(a)(b)		5,210	5,223,154
Bryant Park CLO Ltd., Series 2025-27A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.53%, 07/20/38(a)(b)		1,910	1,916,176
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.11%, 04/15/38(a)(b)		720	719,977

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bryant Park Funding Ltd.
Series 2024-25A, Class C, (3-mo. CME Term SOFR + 1.95%), 5.83%, 01/18/38(a)(b)	USD	500	$ 502,177
Series 2025-28A, Class A, (3-mo. CME Term SOFR + 1.24%), 5.00%, 01/22/39(a)(b)		2,070	2,073,170
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.95%, 07/18/34(a)(b)		3,210	3,208,420
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.37%, 10/18/42(a)(b)		17,933	17,839,232
Canyon Capital CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.24%, 07/15/31(a)(b)		417	416,675
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.01%), 4.92%, 10/15/34(a)(b)		7,420	7,409,041
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.24%, 07/15/31(a)(b)		187	187,211
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.31%, 10/15/37(a)(b)		3,495	3,508,327
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.86%, 10/15/37(a)(b)		250	250,757
Capital Four U.S. CLO II Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.90%), 5.78%, 01/20/37(a)(b)		2,280	2,284,256
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 5.13%, 07/20/31(a)(b)		91	91,431
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.27%, 10/21/37(a)(b)		2,815	2,826,498
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.65%, 10/21/37(a)(b)		2,810	2,821,760
Series 2019-4A, Class A11R, (3-mo. CME Term SOFR + 1.32%), 5.23%, 04/15/35(a)(b)		5,190	5,193,575
Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.27%, 07/25/37(a)(b)		500	501,748
Series 2021-8A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.63%, 10/15/38(a)(b)		7,500	7,530,156
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.30%, 04/15/35(a)(b)		500	500,117
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.24%, 01/20/38(a)(b)		730	732,682
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.56%, 10/25/37(a)(b)		2,600	2,610,198
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.88%, 01/20/39(a)(b)		2,750	2,749,921
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1-mo. CME Term SOFR + 0.36%), 4.10%, 10/25/36(b)		1,210	943,900
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 4.01%, 10/25/36(b)		13	13,201
Series 2007-FRE1, Class A3, (1-mo. CME Term SOFR + 0.37%), 4.11%, 02/25/37(b)		3,526	3,431,891
CarVal CLO IV Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.18%, 03/31/38(a)(b)		7,050	7,068,170
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.42%, 10/15/34(a)(b)		1,000	1,000,056
Security		Par (000)	Value
Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 10.92%, 10/15/34(a)(b)	USD	1,250	$ 1,235,031
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.28%, 10/22/37(a)(b)		770	772,554
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		3,940	3,801,239
CBAM Ltd., Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.75%, 07/20/31(a)(b)		500	500,118
C-BASS Trust, Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.31%, 11/25/36(b)		168	76,410
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.84%, 07/22/38(a)(b)		500	501,644
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.24%, 07/17/31(a)(b)		905	905,464
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 5.20%, 10/20/38(a)(b)		720	721,081
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 5.09%, 05/29/32(a)(b)		250	249,832
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.61%, 10/15/37(a)(b)		1,480	1,484,657
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A, (3-mo. CME Term SOFR + 2.35%), 6.26%, 01/15/36(a)(b)		1,710	1,713,877
CIFC Funding Ltd.
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.55%, 01/18/31(a)(b)		4,610	4,614,866
Series 2014-2RA, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.23%, 10/24/37(a)(b)		10,000	10,030,010
Series 2014-3A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.09%, 03/31/38(a)(b)		250	249,950
Series 2014-4RA, Class A1A2, (3-mo. CME Term SOFR + 0.99%), 4.87%, 01/17/35(a)(b)		1,000	998,978
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.22%, 04/20/34(a)(b)		1,720	1,722,944
Series 2016-1A, Class BR3, (3-mo. CME Term SOFR + 1.45%), 5.32%, 10/21/31(a)(b)		500	500,501
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 5.92%, 04/21/37(a)(b)		2,000	2,010,321
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.29%, 07/17/37(a)(b)		1,080	1,083,951
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/18/38(a)(b)		1,390	1,394,323
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 01/18/38(a)(b)		1,630	1,636,833
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/20/37(a)(b)		737	739,758
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.63%, 10/20/37(a)(b)		1,500	1,507,877
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.35%, 10/18/38(a)(b)		1,031	1,033,739
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.73%, 10/18/38(a)(b)		256	257,206
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/20/37(a)(b)		4,297	4,312,444

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2019-1A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/20/37(a)(b)	USD	250	$ 251,085
Series 2019-1A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 5.88%, 10/20/37(a)(b)		250	251,180
Series 2019-3A, Class CR2, (3-mo. CME Term SOFR + 1.80%), 5.69%, 01/16/38(a)(b)		1,550	1,554,546
Series 2019-5A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.74%, 10/15/38(a)(b)		2,925	2,939,722
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.34%, 07/16/37(a)(b)		4,080	4,093,497
Series 2019-7A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.37%, 10/19/38(a)(b)		6,020	6,036,856
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.21%, 01/15/40(a)(b)		1,870	1,875,872
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.61%, 07/25/37(a)(b)		690	693,679
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.46%, 10/15/38(a)(b)		613	613,618
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.22%, 07/23/37(a)(b)		2,226	2,233,509
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.51%, 07/23/37(a)(b)		2,500	2,510,992
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.76%, 07/23/37(a)(b)		1,000	1,003,935
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.31%, 10/15/34(a)(b)		580	580,149
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.82%, 10/15/34(a)(b)		550	551,200
Series 2022-1A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.20%, 04/17/35(a)(b)		710	710,511
Series 2022-4A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.44%, 07/16/35(a)(b)		500	501,171
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.15%, 10/15/38(a)(b)		2,447	2,451,581
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/20/37(a)(b)		1,950	1,956,063
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.35%, 07/21/37(a)(b)		2,900	2,910,634
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.01%, 04/23/38(a)(b)		250	249,743
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.40%, 10/24/38(a)(b)		4,980	4,993,952
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.81%, 10/24/38(a)(b)		540	541,732
Series 2025-4A, Class C, (3-mo. CME Term SOFR + 1.85%), 5.96%, 10/24/38(a)(b)		540	541,768
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 2.74%), 5.60%, 10/25/37(a)(b)		2,144	2,150,273
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 2.74%), 5.60%, 10/25/37(a)(b)		293	289,023
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 4.05%, 05/25/37(b)		865	590,760
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.12%, 05/25/37(b)		403	275,223
Series 2007-WFH2, Class M3, (1-mo. CME Term SOFR + 0.82%), 4.55%, 03/25/37(b)		5,000	4,891,800
Series 2007-WFH4, Class M3A, (1-mo. CME Term SOFR + 3.86%), 7.60%, 07/25/37(b)		1,000	990,058
Security		Par (000)	Value
Asset-Backed Securities (continued)
Clover CLO LLC, Series 2021-3A, Class AR, (3- mo. CME Term SOFR + 1.07%), 4.93%, 01/25/35(a)(b)	USD	3,630	$ 3,627,474
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/47(a)		519	592,994
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		366	336,431
Series 2021-B, Class C, 2.72%, 06/25/52(a)		1,561	1,452,019
Series 2021-B, Class D, 3.78%, 06/25/52(a)		286	267,814
Series 2021-C, Class B, 2.72%, 07/26/55(a)		265	247,166
Series 2021-C, Class C, 3.06%, 07/26/55(a)		2,623	2,472,615
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 5.62%, 06/25/54(a)(b)		5,243	5,318,191
Compass Datacenters Issuer II LLC, Series 2025- 2A, Class A1, 4.93%, 11/25/50(a)		5,267	5,256,736
Compass Datacenters Issuer III LLC, Series 2025- 3A, Class A2, 5.29%, 07/25/50(a)		8,109	8,157,722
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,133	2,152,106
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(b)		14	14,407
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		378	385,149
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		2,165	259,110
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		2,157	269,765
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class B, 5.77%, 12/20/55(a)		17,236	17,335,588
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.53%, 04/25/36(b)		1,115	1,003,511
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.28%, 02/25/37(b)		825	873,649
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.19%, 05/25/47(b)		472	466,037
Series 2006-26, Class M1, (1-mo. CME Term SOFR + 0.49%), 4.22%, 06/25/37(b)		4,255	4,134,505
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.35%, 06/25/47(a)(b)		899	751,935
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.14%, 03/15/34(b)		7	6,620
CQS U.S. CLO 5 Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.46%, 01/17/39(a)(b)		390	390,771
CQS U.S. CLO Ltd.
Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.65%), 6.51%, 01/25/37(a)(b)		2,390	2,394,611
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.72%, 07/20/36(a)(b)		4,840	4,857,153
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		214	180,534
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 2.92%, 12/25/36(c)		14	11,455
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		766	764,162
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		1,793	1,512,244

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-SL1, Class A3, (1-mo. CME Term SOFR + 0.55%), 4.29%, 09/25/36(a)(b)	USD	5,450	$ 178,492
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.32%, 01/15/38(a)(b)		500	501,885
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 5.66%, 01/15/38(a)(b)		960	961,833
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60(a)(c)		1,044	1,047,297
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.85%, 07/20/34(a)(b)		510	510,124
Crown Point CLO 11 Ltd., Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.14%, 02/28/38(a)(b)		1,710	1,713,239
Crown Point CLO IV Ltd., Series 2018-4A, Class C, (3-mo. CME Term SOFR + 2.16%), 6.05%, 04/20/31(a)(b)		250	250,601
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.05%, 05/15/36(b)		219	217,939
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 4.01%, 01/15/37(b)		102	99,164
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(a)		6,913	6,927,149
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/55(a)(c)		2,983	2,993,512
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.09%, 10/15/30(a)(b)		1,475	1,474,511
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.11%), 6.02%, 10/15/30(a)(b)		500	501,395
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.19%, 04/20/38(a)(b)		3,920	3,932,088
Diameter Capital CLO 12 Ltd., Series 2025-12A, Class A, (3-mo. CME Term SOFR + 1.24%), 5.16%, 10/20/38(a)(b)		7,710	7,723,616
Diameter Capital CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.23%), 4.96%, 01/20/39(a)(b)		3,370	3,370,000
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.30%, 10/15/37(a)(b)		9,990	10,027,571
Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 5.71%, 10/15/37(a)(b)		500	502,137
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.24%, 01/15/38(a)(b)		5,162	5,181,602
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.11%, 01/15/39(a)(b)		3,980	3,987,341
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.18%, 08/20/34(a)(b)		3,370	3,370,543
Dryden 113 CLO Ltd., Series 2022-113A, Class AR3, (3-mo. CME Term SOFR + 1.09%), 5.00%, 10/15/37(a)(b)		500	499,563
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 119 CLO Ltd., Series 2024-119A, Class C1, (3-mo. CME Term SOFR + 2.35%), 6.26%, 04/15/36(a)(b)	USD	1,000	$ 1,004,536
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, (3-mo. CME Term SOFR + 1.96%), 5.81%, 11/15/28(a)(b)		230	230,721
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.14%, 04/15/31(a)(b)		242	242,314
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.10%, 07/18/30(a)(b)		152	151,640
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.03%, 10/19/29(a)(b)		374	374,269
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.19%, 04/15/31(a)(b)		1,065	1,065,776
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.22%, 07/15/31(a)(b)		76	75,524
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.12%, 04/18/31(a)(b)		301	301,180
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 5.75%, 07/18/30(a)(b)		500	501,753
Dryden 68 CLO Ltd., Series 2019-68A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.01%, 07/15/35(a)(b)		500	499,910
Dryden 72 CLO Ltd., Series 2019-72A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 4.95%, 05/15/32(a)(b)		305	304,620
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.28%, 10/15/37(a)(b)		870	873,246
Dryden 87 CLO Ltd., Series 2021-87A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.64%, 08/20/38(a)(b)		1,680	1,687,234
Dryden 93 CLO Ltd., Series 2021-93A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.61%, 01/15/38(a)(b)		670	672,528
Dryden 98 CLO Ltd., Series 2022-98A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.18%, 04/20/35(a)(b)		1,310	1,310,652
Eaton Vance CLO Ltd.
Series 2013-1A, Class AR4, (3-mo. CME Term SOFR + 1.34%), 5.25%, 10/15/38(a)(b)		2,110	2,117,006
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 5.66%, 07/15/30(a)(b)		174	173,732
Series 2020-2A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.29%, 10/15/37(a)(b)		650	652,390
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		303	299,893
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		154	144,405
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	1,025,811
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		723	723,608

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2018-10A, Class BR, (3-mo. CME Term SOFR + 1.20%), 5.08%, 10/20/31(a)(b)	USD	1,680	$ 1,679,725
Elmwood CLO 19 Ltd., Series 2022-6A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.15%, 10/17/38(a)(b)		1,220	1,222,559
Elmwood CLO 24 Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/17/38(a)(b)		8,314	8,346,583
Elmwood CLO 27 Ltd.
Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 5.83%, 04/18/37(a)(b)		1,210	1,214,998
Series 2024-3A, Class D, (3-mo. CME Term SOFR + 3.45%), 7.33%, 04/18/37(a)(b)		250	250,251
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.40%, 04/20/37(a)(b)		4,250	4,264,639
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.31%, 07/17/37(a)(b)		1,700	1,704,532
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.22%, 10/20/37(a)(b)		1,483	1,489,171
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.01%, 04/22/38(a)(b)		2,230	2,227,580
Elmwood CLO 39 Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.02%, 04/17/38(a)(b)		4,500	4,494,779
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 5.40%, 04/20/37(a)(b)		640	642,212
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/20/37(a)(b)		4,920	4,937,051
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/20/37(a)(b)		900	903,283
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 6.93%, 10/20/37(a)(b)		250	250,904
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 07/18/37(a)(b)		1,080	1,083,869
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.23%, 04/18/37(a)(b)		1,000	1,000,624
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 5.26%, 07/18/37(a)(b)		2,394	2,403,183
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/17/37(a)(b)		1,210	1,214,303
Elmwood CLO VIII Ltd., Series 2021-1A, Class FR, (3-mo. CME Term SOFR + 8.00%), 11.88%, 04/20/37(a)(b)		250	229,272
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.27%, 10/15/37(a)(b)		1,788	1,794,370
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 4.55%, 11/25/35(b)		1,413	1,404,442
Security		Par (000)	Value
Asset-Backed Securities (continued)
FIGRE Trust
Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)	USD	6,885	$ 6,999,271
Series 2025-HE7, Class A, 5.15%, 11/25/55(a)(b)		2,842	2,849,911
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.13%, 12/25/36(b)		426	171,713
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 4.00%, 12/25/36(b)		1,230	1,077,629
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.45%, 01/25/36(b)		677	622,606
First NLC Trust, Series 2007-1, Class A3, (1-mo. CME Term SOFR + 0.29%), 4.03%, 08/25/37(a)(b)		694	349,006
FirstKey Homes Trust
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	5,389,718
Series 2022-SFR1, Class E1, 5.00%, 05/19/39(a)		4,000	3,967,597
Series 2022-SFR1, Class E2, 5.00%, 05/19/39(a)		2,990	2,954,639
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		6,928	6,863,685
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.46%, 10/19/37(a)(b)		2,060	2,064,623
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/19/37(a)(b)		1,200	1,204,322
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/17/37(a)(b)		1,060	1,063,684
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.48%, 10/17/37(a)(b)		650	651,976
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		5,566	5,605,264
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)		888	843,949
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		555	569,342
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		950	953,387
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		2,341	2,368,823
Series 2025-2A, Class D, 5.68%, 04/15/52(a)		4,057	4,054,896
Series 2025-2A, Class E, 8.35%, 04/15/52(a)		3,942	3,984,390
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.13%, 02/25/37(b)		1,668	1,249,098
FS Rialto Issuer Ltd.
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.36%, 10/19/39(a)(b)		4,618	4,611,395
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.12%, 08/19/42(a)(b)		1,240	1,239,466
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, (3-mo. CME Term SOFR + 3.55%), 7.43%, 04/20/37(a)(b)		1,900	1,876,971
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARRR, (3-mo. CME Term SOFR + 1.24%), 5.13%, 04/16/34(a)(b)		8,210	8,211,899
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 4.96%, 10/20/34(a)(b)		7,920	7,915,495
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 8.78%, 10/20/34(a)(b)		1,250	1,241,484

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoldenTree Loan Management U.S. CLO 16 Ltd., Series 2022-16A, Class ARR, (3-mo. CME Term SOFR + 1.12%), 5.00%, 01/20/38(a)(b)	USD	2,690	$ 2,687,587
GoldenTree Loan Management U.S. CLO 23 Ltd.
Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.15%, 01/20/39(a)(b)		1,540	1,543,297
Series 2024-23A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/20/39(a)(b)		2,470	2,477,669
GoldenTree Loan Management U.S. CLO 25 Ltd., Series 2025-25A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.20%, 04/20/37(a)(b)		1,840	1,846,235
GoldenTree Loan Management U.S. CLO 26 Ltd., Series 2025-26A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.92%, 07/20/38(a)(b)		4,750	4,769,057
GoldenTree Loan Management U.S. CLO 9 Ltd., Series 2021-9R, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.23%, 04/20/37(a)(b)		750	752,566
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		1,421	1,373,198
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		517	530,682
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1RR, (3-mo. CME Term SOFR + 1.47%), 5.34%, 02/09/39(a)(b)		8,730	8,737,550
Series 2017-19RA, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 5.04%, 10/20/36(a)(b)		5,810	5,809,634
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.22%, 10/20/37(a)(b)		1,970	1,977,579
Series 2019-44A, Class A1R, (3-mo. CME Term SOFR + 1.57%), 5.44%, 10/21/38(a)(b)		11,970	11,970,461
Series 2020-48A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.19%, 04/17/38(a)(b)		1,900	1,906,261
Series 2020-50A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.38%, 04/20/35(a)(b)		2,660	2,662,792
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 5.88%, 04/20/37(a)(b)		2,000	2,009,287
Series 2021-53A, Class AR, (3-mo. CME Term SOFR + 0.98%), 4.86%, 07/20/34(a)(b)		9,900	9,891,203
Series 2022-64A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.22%, 10/25/37(a)(b)		500	501,655
Series 2023-66A, Class AR, (3-mo. CME Term SOFR + 1.45%), 5.31%, 07/25/38(a)(b)		290	290,983
Series 2024-71A, Class A, (3-mo. CME Term SOFR + 1.95%), 5.82%, 02/09/37(a)(b)		6,000	6,011,855
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.23%, 10/25/37(a)(b)		790	792,874
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.53%, 10/25/37(a)(b)		560	561,232
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.76%, 10/25/37(a)(b)		490	489,278
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.11%, 01/25/38(a)(b)		472	472,830
Series 2025-78A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.25%, 04/21/39(a)(b)		575	575,000
Series 2025-81A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.64%, 07/20/38(a)(b)		250	250,822
Series 2025-83A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.24%, 11/09/38(a)(b)		2,000	2,001,330
Golub Capital Partners Static Ltd., Series 2024-1A, Class AR, (3-mo. CME Term SOFR + 1.12%), 5.45%, 07/20/35(a)(b)		250	250,255
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Private Credit Fund CLO 2, Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.47%), 5.35%, 10/18/39(a)(b)	USD	9,570	$ 9,571,006
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)		9,415	9,535,790
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		8,131	8,244,953
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		1,847	1,873,019
Series 2025-2A, Class A, 5.32%, 06/20/49(a)		7,265	7,342,389
Series 2025-3A, Class A, 5.00%, 10/20/49(a)		14,048	14,080,987
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		1,119	930,848
Gracie Point International Funding LLC, Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 5.89%, 03/01/28(a)(b)		4,053	4,056,060
Great Lakes CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.37%, 01/15/39(a)(b)		4,000	4,003,940
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		3,964	4,062,351
Series 2024-1, Class B, 5.87%, 06/25/59(a)		632	645,972
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		1,298	1,319,087
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,628	1,649,499
Series 2025-2A, Class C, 5.26%, 06/25/60(a)		5,586	5,633,637
Series 2025-2A, Class D, 5.56%, 06/25/60(a)		5,959	6,006,209
Series 2025-2A, Class E, 7.79%, 06/25/60(a)		1,828	1,858,290
Series 2025-3A, Class A3, 4.52%, 12/27/60(a)		5,027	5,038,677
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 4.55%, 12/25/35(b)		283	126,983
Series 2006-14, Class A3A, (1-mo. CME Term SOFR + 0.61%), 4.35%, 09/25/36(b)		4,395	1,281,040
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,311	350,922
Series 2006-4, Class 1A1, 4.12%, 03/25/36(b)		632	435,656
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		24	4,141
GSAMP Trust
Series 2006-HE4, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.30%, 06/25/36(b)		2,900	2,544,477
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.25%, 01/25/47(b)		9	4,386
Series 2007-HS1, Class M5, (1-mo. CME Term SOFR + 3.49%), 7.22%, 02/25/37(b)		3,418	3,420,760
Series 2007-HS1, Class M7, (1-mo. CME Term SOFR + 3.49%), 7.22%, 02/25/37(b)		3,000	2,844,751
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 5.08%, 04/28/39(a)(b)		2,645	2,646,972
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.37%, 04/20/34(a)(b)		920	920,486
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.23%, 01/20/38(a)(b)		1,000	1,003,392
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.33%, 07/20/38(a)(b)		250	250,844
Hartwick Park CLO Ltd., Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.43%, 01/20/37(a)(b)		2,000	2,003,916
Higley Park CLO Ltd., Series 2025-1A, Class B1, (3-mo. CME Term SOFR + 1.65%), 5.52%, 07/24/38(a)(b)		3,000	3,012,037

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(e)	USD	5,717	$ 5,971,693
Home Equity Asset Trust, Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.45%, 07/25/36(b)		280	268,350
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.51%, 07/25/34(b)		11	10,538
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,757	5,642,606
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.32%, 05/20/32(a)(b)		5,301	5,315,803
Series 2025-2, Class B2, (SOFR (30-day) + 1.20%), 5.12%, 09/20/33(a)(b)		3,550	3,555,425
Invesco CLO Ltd.
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.68%, 04/20/35(a)(b)		980	982,899
Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.22%, 07/15/38(a)(b)		970	973,121
Series 2023-3A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.66%, 07/15/38(a)(b)		5,000	5,021,282
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.24%, 01/15/38(a)(b)		298	299,054
JPMorgan Mortgage Acquisition Trust
Series 2006-CH1, Class M7, (1-mo. CME Term SOFR + 1.31%), 5.05%, 07/25/36(b)		3,498	3,212,417
Series 2007-CH1, Class MF1, 4.42%, 11/25/36(c)		100	103,535
Kennedy Lewis CLO 13 Ltd., Series 2023-13A, Class A1, (3-mo. CME Term SOFR + 1.80%), 5.67%, 01/20/37(a)(b)		1,360	1,360,546
Kennedy Lewis CLO 19 Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.11%, 04/22/36(a)(b)		250	250,281
Kennedy Lewis CLO 20 Ltd., Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.56%, 01/25/38(a)(b)		1,930	1,936,541
Kennedy Lewis CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.48%, 04/22/37(a)(b)		8,525	8,555,937
Kennedy Lewis CLO 8 Ltd., Series 8A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.26%, 01/20/38(a)(b)		4,990	5,008,048
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3-mo. CME Term SOFR + 1.51%), 5.37%, 07/28/42(b)		1,666	1,609,213
KKR CLO 17 Ltd.
Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.25%, 04/15/34(a)(b)		500	500,809
Series 17, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.77%, 04/15/34(a)(b)		580	581,057
KKR CLO 18 Ltd., Series 18, Class A1R2, (3-mo. CME Term SOFR + 1.05%), 5.19%, 10/18/35(a)(b)		4,980	4,956,248
KKR CLO 21 Ltd., Series 21, Class A, (3-mo. CME Term SOFR + 1.26%), 5.17%, 04/15/31(a)(b)		183	183,256
KKR CLO 26 Ltd., Series 26, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.01%, 10/15/34(a)(b)		1,250	1,250,390
Security		Par (000)	Value
Asset-Backed Securities (continued)
KKR CLO 28 Ltd., Series 28A, Class AR2, (3-mo. CME Term SOFR + 1.12%), 4.99%, 02/09/35(a)(b)	USD	2,310	$ 2,309,643
KKR CLO 30 Ltd., Series 30A, Class BR2, (3-mo. CME Term SOFR + 1.85%), 5.73%, 04/17/37(a)(b)		1,670	1,674,801
KKR CLO 34 Ltd., Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 5.01%, 07/15/34(a)(b)		4,550	4,546,584
KKR CLO 35 Ltd., Series 35A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.08%, 01/20/38(a)(b)		1,000	1,000,001
KKR CLO 48 Ltd., Series 48A, Class AR, (3-mo. CME Term SOFR + 1.28%), 5.16%, 10/20/38(a)(b)		1,010	1,012,549
KKR CLO 54 Ltd., Series 2024-54A, Class A, (3- mo. CME Term SOFR + 1.32%), 5.23%, 01/15/38(a)(b)		930	933,358
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.24%, 04/15/31(a)(b)		997	996,678
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 5.16%, 07/20/34(a)(b)		3,350	3,352,458
LCM 34 Ltd.
Series 34A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.06%, 10/20/34(a)(b)		2,430	2,430,295
Series 34A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/20/34(a)(b)		1,300	1,302,083
LCM 35 Ltd., Series 35A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.56%, 10/15/34(a)(b)		3,000	3,006,135
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 5.30%, 10/15/31(a)(b)		507	506,967
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		1,859	1,807,854
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)		558	124,156
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		696	647,851
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		329	330,045
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 3.94%, 06/25/37(a)(b)		69	45,894
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(a)		7,293	7,334,894
Series 2025-P1, Class B, 5.92%, 06/16/31(a)		655	660,806
Series 2025-P1, Class C, 6.56%, 06/16/31(a)		1,509	1,524,840
Series 2025-P1, Class D, 6.79%, 06/16/31(a)		612	619,013
Series 2025-P1, Class E, 9.28%, 06/16/31(a)		1,194	1,207,593
Series 2025-P1, Class F, 13.31%, 06/16/38(a)		456	461,580
Series 2025-P1, Class R, 0.00%, 07/16/40(a)		158	433,125
Series 2025-P2, Class A, 5.20%, 02/15/35(a)		6,897	6,943,016
Series 2025-P2, Class B, 5.59%, 04/15/35(a)		379	381,396
Series 2025-P2, Class C, 6.25%, 09/15/35(a)		762	766,675
Series 2025-P2, Class D, 6.47%, 12/15/35(a)		305	306,464
Series 2025-P2, Class E, 8.99%, 07/15/36(a)		488	490,209
Series 2025-P2, Class F, 13.02%, 01/15/37(a)		244	245,217
Series 2025-P2, Class R, 0.00%, 03/15/45(a)		106	249,791
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16, Class A, 5.19%, 12/15/32(a)		2,300	2,306,496
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,525	1,462,642
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	4,369,814

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)	USD	3,500	$ 3,245,300
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		1,205	1,222,330
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		2,447	2,487,274
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		5,550	5,654,682
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		935	939,346
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		1,905	1,918,574
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		2,948	2,956,559
Series 2025-1A, Class A, 4.94%, 09/20/34(a)		5,984	6,051,114
Series 2025-1A, Class C, 5.68%, 09/20/34(a)		4,474	4,551,398
Series 2025-3A, Class A, 4.51%, 05/21/35(a)		8,085	8,082,577
Series 2025-3A, Class B, 4.83%, 05/21/35(a)		1,336	1,333,334
Series 2025-3A, Class C, 5.04%, 05/21/35(a)		4,372	4,352,670
LMRE Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(a)		3,010	2,937,124
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		711	606,114
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		2,750	2,237,590
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1-mo. CME Term SOFR + 0.47%), 4.21%, 03/25/46(b)		508	448,230
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.15%, 06/25/36(b)		2,906	1,366,048
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.17%, 08/25/36(b)		5,230	2,068,052
Series 2006-7, Class 2A4, (1-mo. CME Term SOFR + 0.59%), 4.33%, 08/25/36(b)		1,207	478,111
Series 2006-9, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.17%, 10/25/36(b)		1,892	583,844
Series 2006-WL3, Class 2A4, (1-mo. CME Term SOFR + 0.71%), 4.45%, 01/25/36(b)		2,634	2,403,090
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		5,554	5,619,508
Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		2,074	2,090,961
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.38%, 04/18/37(a)(b)		270	270,828
Madison Park Funding LVII Ltd., Series 2022-57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.14%, 07/27/34(a)(b)		4,550	4,550,014
Madison Park Funding LXVII Ltd., Series 2024- 67A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.91%, 04/25/37(a)(b)		4,230	4,240,794
Madison Park Funding LXXI Ltd., Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.00%, 04/23/38(a)(b)		7,910	7,899,502
Madison Park Funding LXXIII Ltd., Series 2025- 73A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.66%, 10/17/38(a)(b)		250	250,747
Madison Park Funding XIX Ltd., Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 5.46%, 01/22/37(a)(b)		330	330,264
Madison Park Funding XL-R Ltd., Series 2025- 40RA, Class A, (3-mo. CME Term SOFR + 1.29%), 5.25%, 10/16/38(a)(b)		2,340	2,346,084
Madison Park Funding XXIV Ltd.
Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.43%, 10/20/29(a)(b)		693	693,074
Series 2016-24A, Class CR2, (3-mo. CME Term SOFR + 2.05%), 5.93%, 10/20/29(a)(b)		1,000	1,002,569
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXX Ltd.
Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.25%, 07/16/37(a)(b)	USD	4,410	$ 4,424,773
Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.64%, 07/16/37(a)(b)		710	712,772
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.66%, 07/23/37(a)(b)		510	512,179
Madison Park Funding XXXIII Ltd., Series 2019- 33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.20%, 10/15/32(a)(b)		3,606	3,609,605
Madison Park Funding XXXV Ltd.
Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.55%, 04/20/32(a)(b)		720	721,036
Series 2019-35A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.05%, 04/20/32(a)(b)		1,500	1,503,758
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.44%, 04/15/37(a)(b)		570	572,009
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		700	689,181
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,572,334
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,761,258
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	4,196,170
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	3,407,440
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		4,126	4,180,942
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		1,969	2,017,060
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		2,800	2,891,979
Series 2024-BA, Class A, 4.91%, 11/20/38(a)		10,404	10,549,212
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,083	1,108,963
Series 2025-AA, Class A, 4.98%, 05/20/38(a)		9,101	9,216,599
Series 2025-AA, Class B, 5.33%, 05/20/38(a)		1,224	1,240,191
Series 2025-AA, Class C, 5.69%, 05/20/38(a)		3,732	3,790,814
Series 2025-BA, Class A, 4.59%, 11/22/38(a)		6,752	6,773,625
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1-mo. CME Term SOFR + 1.97%), 5.71%, 06/25/35(b)		1,119	1,164,585
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.37%, 06/25/36(a)(b)		208	196,597
Series 2006-WMC2, Class A4, (1-mo. CME Term SOFR + 0.41%), 4.15%, 04/25/36(b)		3,160	635,171
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.41%, 05/25/37(b)		83	72,071
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.37%, 06/25/46(a)(b)		9	8,300
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(c)		835	823,408
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.33%, 05/25/37(b)		872	639,683
Series 2007-H1, Class 1A2, (1-mo. CME Term SOFR + 3.61%), 7.35%, 10/25/37(b)		2,016	1,978,643
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.24%, 08/25/37(b)		1,764	1,743,879
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 6.37%, 09/17/37(a)(b)		349	348,886
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 5.88%, 06/19/37(a)(b)		2,353	2,353,442

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)	USD	5,005	$ 5,011,807
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.22%, 07/18/38(a)(b)		12,690	12,729,325
Milford Park CLO Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.04%, 01/20/38(a)(b)		2,680	2,678,609
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		825	777,076
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		1,430	1,303,750
Milos CLO Ltd.
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.22%, 10/20/30(a)(b)		283	282,524
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 5.70%, 10/20/30(a)(b)		250	250,054
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 3.92%, 10/25/36(b)		1,251	547,452
Series 2007-NC1, Class A2D, (1-mo. CME Term SOFR + 0.33%), 4.07%, 11/25/36(b)		4,649	2,219,939
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 7.65%, 02/25/47(a)(b)		22	21,469
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		2,266	478,031
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		555	145,028
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.35%, 11/25/36(b)		588	161,122
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		726	681,999
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,115	1,054,814
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		195	173,403
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		978	815,068
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		285	230,081
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		2,714	2,118,297
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		198	188,555
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 4.46%, 04/25/37(b)		380	363,265
Navient Education Loan Trust, Series 2025-A, Class D, 6.03%, 07/15/55(a)		1,410	1,420,864
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		366	364,502
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		1,528	1,492,888
Series 2020-CA, Class A2B, (1-mo. CME Term SOFR + 1.71%), 5.47%, 11/15/68(a)(b)		1,568	1,580,616
Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,636,346
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 4.76%, 04/15/60(a)(b)		365	361,635
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		522	470,328
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,459	2,308,163
Series 2024-A, Class A, 5.66%, 10/15/72(a)		7,128	7,304,078
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%, 09/15/55(a)		6,545	6,550,250
Series 2025-C, Class A, 4.80%, 10/15/55(a)		4,582	4,591,155
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		582	573,981
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1-mo. CME Term SOFR + 0.91%), 4.65%, 04/20/62(a)(b)		735	733,996
Security		Par (000)	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust
Series 2021-A, Class A2, (1-mo. CME Term SOFR + 1.14%), 4.88%, 04/20/62(a)(b)	USD	2,680	$ 2,681,327
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		1,094	1,033,957
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		1,979	1,777,309
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		1,640	1,472,858
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	110,505
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	675,543
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	7,591,051
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		386	342,474
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	7,611,223
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,719,528
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,413,045
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,966,932
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		5,408	4,882,505
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,356,490
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	597,038
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 6.12%, 11/25/53(a)(b)		1,372	1,390,229
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 5.08%, 03/15/57(a)(b)		10,315	10,277,028
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 5.33%, 05/17/55(a)(b)		14,140	14,234,183
Series 2025-BA, Class B, 4.98%, 05/17/55(a)		7,080	7,093,337
Series 2025-BA, Class C, 5.38%, 05/17/55(a)		4,045	4,057,493
Series 2025-BA, Class D, 6.04%, 05/17/55(a)		3,646	3,639,534
Series 2025-CA, Class A1B, (SOFR (30-day) + 1.35%), 5.27%, 06/22/65(a)(b)		7,132	7,181,844
Series 2025-CA, Class D, 5.82%, 06/22/65(a)		4,242	4,184,248
Neuberger Berman CLO XVII Ltd., Series 2014- 17A, Class AR3, (3-mo. CME Term SOFR + 1.40%), 5.26%, 07/22/38(a)(b)		500	501,733
Neuberger Berman CLO XXI Ltd., Series 2016- 21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/20/39(a)(b)		6,990	7,017,191
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.53%, 07/20/39(a)(b)		5,500	5,518,272
Neuberger Berman Loan Advisers CLO 36R Ltd., Series 2020-36RA, Class A, (3-mo. CME Term SOFR + 1.27%), 5.55%, 07/20/39(a)(b)		11,757	11,788,740
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.38%, 01/20/37(a)(b)		1,220	1,222,001
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.27%, 01/15/38(a)(b)		3,120	3,131,425
New Mountain CLO 3 Ltd., Series CLO-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.21%, 10/20/38(a)(b)		1,430	1,433,973
New Mountain CLO 7 Ltd., Series CLO-7A, Class A1, (3-mo. CME Term SOFR + 1.20%), 5.08%, 03/31/38(a)(b)		1,000	999,894
New Mountain CLO 8 Ltd., Series CLO-8A, Class A1, (3-mo. CME Term SOFR + 1.27%), 5.13%, 10/20/38(a)(b)		940	942,288
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		502	491,352
Series 2022-SFR2, Class F, 4.00%, 09/04/39(a)		3,692	3,582,952
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 5.52%, 07/25/30(a)(b)		440	440,050

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.25%, 10/25/36(a)(b)	USD	82	$ 166,415
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1-mo. CME Term SOFR + 0.59%), 4.33%, 11/25/36(b)		3,579	1,078,539
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.01%, 04/20/38(a)(b)		2,290	2,286,671
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.46%, 01/15/38(a)(b)		820	821,402
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 4.88%, 01/15/35(a)(b)		1,950	1,947,078
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.43%, 10/22/37(a)(b)		610	612,425
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.86%, 10/22/37(a)(b)		320	319,193
Series 2025-31A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.60%, 07/15/38(a)(b)		1,300	1,304,157
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		1,198	865,175
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		22	6,984
Series 2002-A, Class M1, 7.76%, 03/15/32(b)		1,330	1,354,754
Series 2002-C, Class M1, 6.89%, 11/15/32(b)		1,390	1,402,355
OCP CLO Ltd.
Series 2015-10A, Class AR3, (3-mo. CME Term SOFR + 1.31%), 5.17%, 01/26/38(a)(b)		4,000	4,014,084
Series 2016-12A, Class A1R3, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/18/37(a)(b)		2,500	2,509,080
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.56%, 10/18/37(a)(b)		5,360	5,375,963
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.21%, 11/26/37(a)(b)		9,329	9,364,683
Series 2017-13A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.57%, 11/26/37(a)(b)		430	431,434
Series 2017-13A, Class X, (3-mo. CME Term SOFR + 1.10%), 4.97%, 11/26/37(a)(b)		623	622,502
Series 2018-15A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.13%, 01/20/38(a)(b)		4,500	4,508,900
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.19%, 04/10/33(a)(b)		1,127	1,127,336
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.28%, 07/20/37(a)(b)		1,680	1,685,846
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 6.98%, 07/20/37(a)(b)		360	358,996
Series 2020-19A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.58%, 04/20/38(a)(b)		970	972,803
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 5.83%, 04/18/37(a)(b)		370	371,067
Series 2020-8RA, Class AR2, (3-mo. CME Term SOFR + 1.22%), 5.10%, 10/17/38(a)(b)		3,025	3,029,836
Series 2020-8RA, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 5.43%, 10/17/38(a)(b)		730	731,698
Series 2020-8RA, Class CR2, (3-mo. CME Term SOFR + 1.80%), 5.68%, 10/17/38(a)(b)		250	250,708
Series 2021-21A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.06%, 01/20/38(a)(b)		1,500	1,499,400
Series 2021-22A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/20/37(a)(b)		1,820	1,827,766
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/20/37(a)(b)		340	341,137
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2024-34A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.81%, 10/15/37(a)(b)	USD	410	$ 409,750
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.59%, 10/16/37(a)(b)		2,973	2,982,886
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.27%, 10/15/37(a)(b)		2,180	2,187,894
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 5.59%, 10/15/37(a)(b)		2,180	2,186,598
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.20%, 01/21/38(a)(b)		590	592,236
Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.58%, 05/21/38(a)(b)		1,990	1,994,922
Series 2025-44A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.91%, 10/24/38(a)(b)		3,000	3,007,804
Series 2025-45A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.10%, 10/15/38(a)(b)		1,240	1,242,033
Series 2025-46A, Class A, (3-mo. CME Term SOFR + 1.20%), 5.05%, 10/15/38(a)(b)		2,180	2,182,952
Series 2025-46A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.55%, 10/15/38(a)(b)		1,340	1,341,133
Series 2025-46A, Class D1, (3-mo. CME Term SOFR + 2.45%), 6.30%, 10/15/38(a)(b)		890	906,414
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.82%, 10/15/34(a)(b)		250	250,475
Octagon 75 Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.20%), 5.06%, 01/22/38(a)(b)		1,000	999,905
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 5.12%, 04/16/31(a)(b)		201	201,319
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.03%, 10/20/30(a)(b)		307	307,330
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.68%, 10/20/30(a)(b)		5,640	5,641,228
OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.54%, 07/18/37(a)(b)		3,190	3,193,247
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.36%, 04/20/37(a)(b)		2,140	2,147,578
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.11%, 01/21/38(a)(b)		2,610	2,615,467
Series 2019-2A, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 5.42%, 01/21/38(a)(b)		250	250,930
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.15%, 01/22/38(a)(b)		670	672,086
OHA Credit Funding 5 Ltd., Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/18/37(a)(b)		2,600	2,611,697
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.21%, 10/20/37(a)(b)		670	672,714
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.16%, 07/19/38(a)(b)		7,459	7,479,806

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/19/37(a)(b)	USD	3,890	$ 3,903,506
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/19/37(a)(b)		1,890	1,898,683
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, (3-mo. CME Term SOFR + 1.14%), 5.03%, 02/20/38(a)(b)		690	688,997
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.34%, 04/20/37(a)(b)		3,845	3,858,979
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/18/37(a)(b)		5,340	5,358,919
OHA Loan Funding Ltd.
Series 2013-2A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 5.35%, 10/20/38(a)(b)		16,515	16,525,693
Series 2015-1A, Class A1R4, (3-mo. CME Term SOFR + 1.25%), 5.13%, 10/19/38(a)(b)		1,360	1,363,390
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.34%, 07/20/37(a)(b)		2,640	2,648,754
OneMain Financial Issuance Trust
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	4,449,959
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	4,403,123
Series 2023-2A, Class D, 7.52%, 09/15/36(a)		1,720	1,781,948
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		10,618	11,155,252
Series 2025-1A, Class D, 5.79%, 07/14/38(a)		1,842	1,863,828
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 4.58%, 11/25/35(b)		460	405,946
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		3,747	3,230,431
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		2,168	1,886,231
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		138	136,224
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/20/37(a)(b)		14,850	14,904,396
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/20/37(a)(b)		1,340	1,344,849
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.31%), 5.07%, 10/15/37(a)(b)		123	122,336
Orion CLO Ltd., Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 5.13%, 10/25/38(a)(b)		11,060	11,077,571
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.73%, 04/20/36(a)(b)		1,110	1,111,688
Owl Rock CLO V LLC, Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 5.66%, 04/20/34(a)(b)		1,350	1,350,184
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.28%, 04/20/38(a)(b)		460	459,201
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.57%, 07/24/36(a)(b)		2,990	2,982,952
OZLM Funding II Ltd., Series 2012-2A, Class AR4, (3-mo. CME Term SOFR + 1.20%), 5.04%, 07/30/37(a)(b)		2,530	2,531,771
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XIX Ltd., Series 2017-19A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.26%, 01/15/35(a)(b)	USD	3,540	$ 3,541,622
OZLM XVIII Ltd., Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 5.72%, 04/15/31(a)(b)		2,650	2,653,962
OZLM XXII Ltd., Series 2018-22A, Class A2, (3-mo. CME Term SOFR + 1.76%), 5.64%, 01/17/31(a)(b)		359	359,114
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		1,000	853,375
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.10%, 08/14/38(a)(b)		1,450	1,453,495
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.23%, 07/15/38(a)(b)		660	662,433
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.61%, 07/15/38(a)(b)		1,740	1,743,175
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.23%, 07/20/37(a)(b)		1,480	1,485,117
Series 2022-3A, Class B1R, (3-mo. CME Term SOFR + 1.60%), 5.48%, 07/20/37(a)(b)		250	250,742
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 6.83%, 07/20/37(a)(b)		450	449,653
Series 2023-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.13%, 01/20/38(a)(b)		2,000	2,004,305
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.53%, 07/20/37(a)(b)		2,300	2,306,742
Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.23%, 10/20/38(a)(b)		1,980	1,985,178
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.56%, 10/20/38(a)(b)		2,660	2,666,119
Palmer Square Loan Funding Ltd.
Series 2022-3A, Class A1BR, (3-mo. CME Term SOFR + 1.40%), 5.31%, 04/15/31(a)(b)		250	249,993
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.51%, 04/15/31(a)(b)		10,380	10,395,399
Series 2022-3A, Class BR, (3-mo. CME Term SOFR + 2.00%), 5.91%, 04/15/31(a)(b)		2,880	2,881,645
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 5.36%, 10/15/32(a)(b)		1,150	1,150,937
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.71%, 10/15/32(a)(b)		530	530,859
Series 2024-3A, Class A2, (3-mo. CME Term SOFR + 1.65%), 5.52%, 08/08/32(a)(b)		1,870	1,874,591
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 0.95%), 4.66%, 01/15/34(a)(b)		7,930	7,928,558
Series 2025-3A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.11%, 01/15/34(a)(b)		440	441,174
Series 2025-3A, Class D, (3-mo. CME Term SOFR + 4.40%), 8.11%, 01/15/34(a)(b)		480	479,924
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.30%, 07/20/37(a)(b)		430	431,585
Series 2022-2A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.68%, 07/20/37(a)(b)		500	501,483
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.20%, 01/25/38(a)(b)		1,420	1,425,511
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/20/39(a)(b)		5,840	5,840,000
Series 2025-10A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 01/20/39(a)(b)		1,260	1,260,000

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Park Blue CLO Ltd.
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.08%, 04/25/38(a)(b)	USD	4,500	$ 4,506,937
Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.26%, 10/25/38(a)(b)		1,050	1,052,090
Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.43%, 10/20/38(a)(b)		6,250	6,268,184
Series 2025-9A, Class C, (3-mo. CME Term SOFR + 2.00%), 6.08%, 10/20/38(a)(b)		3,250	3,265,204
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(e)		9,000	9,050,400
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.10%, 04/20/38(a)(b)		500	500,814
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.10%, 10/20/38(a)(b)		1,040	1,041,582
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(a)		6,430	6,427,584
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.23%, 07/20/34(a)(b)		580	580,538
Point Broadband & Funding LLC, Series 2025-1A, Class C, 8.16%, 07/20/55(a)		8,114	8,282,540
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1-mo. CME Term SOFR + 0.65%), 4.39%, 05/25/36(b)		2,613	2,504,744
Post CLO Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.16%, 10/20/38(a)(b)		2,020	2,025,546
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.56%, 10/20/38(a)(b)		2,250	2,258,274
Series 2023-1A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 6.71%, 10/20/38(a)(b)		1,420	1,429,681
Post CLO VI Ltd., Series 2024-2A, Class A1, (3- mo. CME Term SOFR + 1.42%), 5.30%, 01/20/38(a)(b)		2,000	2,008,154
Prodigy Finance DAC
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.34%, 07/25/51(a)(b)		475	472,713
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 7.59%, 07/25/51(a)(b)		475	472,659
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 9.74%, 07/25/51(a)(b)		355	354,718
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		824	792,736
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,330	3,278,842
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,786,203
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	3,542,083
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	4,431,694
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	2,323,306
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,880,019
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,000	1,878,580
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		2,000	1,883,152
Series 2024-SFR4, Class E1, 3.33%, 07/17/41(a)		5,640	5,265,732
Series 2024-SFR4, Class E2, 3.40%, 07/17/41(a)		5,000	4,646,100
Security		Par (000)	Value
Asset-Backed Securities (continued)
QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.04%, 10/05/55(a)	USD	7,517	$ 7,450,676
Quest Trust, Series 2004-X2, Class M3, (1-mo. CME Term SOFR + 3.34%), 7.07%, 06/25/34(a)(b)		2,031	1,868,287
RAAC Trust, Series 2006-SP3, Class M3, (1-mo. CME Term SOFR + 1.46%), 5.20%, 08/25/36(b)		1,662	1,730,117
Rad CLO 14 Ltd., Series 2021-14A, Class A, (3- mo. CME Term SOFR + 1.43%), 5.34%, 01/15/35(a)(b)		4,550	4,554,553
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.24%, 07/20/40(a)(b)		2,930	2,940,831
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.31%, 07/15/37(a)(b)		250	250,679
Rad CLO 21 Ltd.
Series 2023-21A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 4.93%, 01/25/37(a)(b)		4,140	4,133,890
Series 2023-21A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.41%, 01/25/37(a)(b)		2,000	2,003,939
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3- mo. CME Term SOFR + 2.05%), 5.93%, 04/20/37(a)(b)		1,090	1,094,850
Rad CLO 27 Ltd., Series 2024-27A, Class A1, (3- mo. CME Term SOFR + 1.32%), 5.23%, 01/15/38(a)(b)		6,320	6,343,188
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.27%, 10/20/37(a)(b)		4,670	4,687,507
RAMP Trust, Series 2007-RS1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.41%, 02/25/37(b)		2,074	474,225
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.58%, 04/25/44(a)(b)		737	757,711
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.18%, 01/25/38(a)(b)		6,150	6,169,491
Regatta 31 Funding Ltd., Series 2025-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 5.46%, 03/25/38(a)(b)		1,630	1,635,300
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.44%, 07/25/38(a)(b)		2,900	2,911,039
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.58%, 10/15/38(a)(b)		8,200	8,223,623
Regatta VI Funding Ltd., Series 2016-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/20/38(a)(b)		4,667	4,678,135
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.28%, 07/17/37(a)(b)		2,660	2,668,661
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.63%, 07/17/37(a)(b)		4,650	4,667,849
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.30%, 10/15/37(a)(b)		5,370	5,391,014
Regatta XIX Funding Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.12%, 10/20/38(a)(b)		250	250,521

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XVI Funding Ltd.
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.61%, 01/15/33(a)(b)	USD	2,080	$ 2,083,637
Series 2019-2A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.81%, 01/15/33(a)(b)		1,760	1,764,033
Regatta XVII Funding Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.29%, 10/15/37(a)(b)		1,260	1,264,813
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/20/38(a)(b)		1,800	1,805,751
Regatta XXV Funding Ltd., Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.25%, 07/15/38(a)(b)		7,650	7,679,596
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.39%, 04/26/37(a)(b)		3,440	3,452,172
Regional Management Issuance Trust
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	1,034,371
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	774,721
Series 2021-3, Class A, 3.88%, 10/17/33(a)(e)		10,210	9,980,275
Series 2022-1, Class A, 3.07%, 03/15/32(a)		272	271,922
Series 2022-1, Class B, 3.71%, 03/15/32(a)		5,452	5,429,351
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	1,106,055
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	2,079,769
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,637	1,686,197
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,418	1,429,003
Series 2024-2, Class D, 6.33%, 12/15/33(a)		1,665	1,681,363
Series 2025-2, Class A, 4.59%, 11/16/37(a)		9,558	9,542,152
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.64%, 11/25/35(c)		246	245,522
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/31(a)		3,550	3,541,894
Series 2024-A, Class B, 6.47%, 08/20/32(a)		4,430	4,527,081
Series 2024-A, Class C, 7.28%, 08/20/32(a)		1,794	1,847,097
Series 2024-A, Class D, 9.49%, 08/20/32(a)		4,072	4,184,599
Series 2025-A, Class A, 4.59%, 11/20/34(a)		8,391	8,418,053
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(a)		6,258	6,200,318
Riserva CLO Ltd., Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.05%), 4.93%, 01/18/34(a)(b)		4,610	4,610,456
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.25%, 04/20/34(a)(b)		500	500,234
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.34%, 10/20/30(a)(b)		290	290,446
Series 2017-3A, Class C, (3-mo. CME Term SOFR + 2.06%), 5.95%, 10/20/30(a)(b)		400	401,119
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.25%, 05/20/31(a)(b)		301	301,241
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.31%, 10/20/31(a)(b)		71	70,614
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 5.95%, 10/20/31(a)(b)		620	620,595
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.25%, 10/20/31(a)(b)		500	500,106
Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.10%), 4.98%, 04/20/34(a)(b)		1,260	1,259,601
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.02%, 08/20/32(a)(b)		466	466,653
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2019-2A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.54%, 08/20/32(a)(b)	USD	1,750	$ 1,749,103
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.32%, 07/20/34(a)(b)		3,500	3,501,831
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.80%, 07/20/34(a)(b)		1,156	1,156,440
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.96%, 03/31/38(a)(b)		3,270	3,269,882
Series 2025-3A, Class D1, (3-mo. CME Term SOFR + 3.17%), 6.83%, 03/31/38(a)(b)		950	945,201
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 5.00%, 07/25/31(a)(b)		192	192,387
Romark CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.15%, 10/23/30(a)(b)		90	90,121
RR 12 Ltd., Series 2020-12A, Class A2R3, (3-mo. CME Term SOFR + 1.60%), 5.51%, 01/15/36(a)(b)		1,210	1,210,002
RR 19 Ltd., Series 2021-19A, Class A2R, (3-mo. CME Term SOFR + 1.55%), 5.46%, 04/15/40(a)(b)		250	250,787
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.46%, 04/15/37(a)(b)		250	250,889
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.30%, 07/15/39(a)(b)		250	250,995
RR 32 Ltd.
Series 2024-32RA, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.27%, 10/15/39(a)(b)		11,850	11,891,969
Series 2024-32RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.61%, 10/15/39(a)(b)		2,690	2,700,180
RR 36 Ltd., Series 2024-36RA, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.20%, 01/15/40(a)(b)		500	501,321
RR 41 Ltd., Series 2025-41A, Class A1A, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/15/40(a)(b)		1,180	1,182,836
RR 5 Ltd., Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.41%, 07/15/39(a)(b)		880	882,859
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo. CME Term SOFR + 1.85%), 5.76%, 01/15/37(a)(b)		480	480,905
RR 8 Ltd., Series 2020-8A, Class A1A2, (3-mo. CME Term SOFR + 1.23%), 4.98%, 01/15/39(a)(b)		1,480	1,482,830
Sagard-Halseypoint CLO 10 Ltd., Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/20/38(a)(b)		13,480	13,520,228
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.23%, 01/30/38(a)(b)		3,670	3,683,764
Sagard-Halseypoint CLO 9 Ltd., Series 2025-9A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.17%, 04/20/38(a)(b)		1,900	1,904,754
Sandstone Peak II Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.29%, 07/20/38(a)(b)		3,050	3,062,087
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.63%, 07/20/38(a)(b)		1,620	1,624,055

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sandstone Peak III Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.49%, 04/25/37(a)(b)	USD	1,400	$ 1,404,613
Sandstone Peak IV Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/20/39(a)(b)		4,630	4,642,438
Series 2025-1A, Class C1, (3-mo. CME Term SOFR + 2.05%), 5.71%, 01/20/39(a)(b)		1,430	1,436,659
Series 2025-1A, Class D1, (3-mo. CME Term SOFR + 3.10%), 6.76%, 01/20/39(a)(b)		1,430	1,430,649
Sandstone Peak Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.19%, 10/15/34(a)(b)		500	500,018
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 5.59%, 10/15/34(a)(b)		3,360	3,369,334
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 5.74%, 10/15/34(a)(b)		1,630	1,630,026
Series 2021-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.26%, 10/15/34(a)(b)		1,390	1,398,130
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.83%, 08/25/35(c)		397	309,250
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.07%, 02/25/37(b)		369	149,029
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.39%, 02/25/37(b)		1,965	794,260
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.29%, 01/25/37(b)		446	341,209
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		804	792,504
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		1,928	1,975,457
SESAC Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		662	671,665
Series 2025-1, Class A2, 5.50%, 07/25/55(a)		5,960	5,923,013
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.17%, 07/25/36(b)		182	37,457
Shackleton CLO Ltd.
Series 2013-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 5.72%, 07/15/30(a)(b)		358	358,364
Series 2013-4RA, Class A1A, (3-mo. CME Term SOFR + 1.26%), 5.17%, 04/13/31(a)(b)		32	32,387
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.33%, 07/18/37(a)(b)		1,720	1,726,010
Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.28%, 07/18/37(a)(b)		980	983,363
Signal Peak CLO 14 Ltd., Series 2024-14A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.16%, 01/22/38(a)(b)		9,930	9,962,660
Signal Peak CLO 3 Ltd., Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 5.45%, 01/23/37(a)(b)		890	893,129
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.41%, 04/25/37(a)(b)		1,810	1,816,044
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.06%, 04/25/37(a)(b)		390	390,281
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.30%, 10/20/37(a)(b)		600	602,192
Security		Par (000)	Value
Asset-Backed Securities (continued)
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.68%, 10/20/37(a)(b)	USD	480	$ 480,476
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.27%, 10/20/37(a)(b)		1,230	1,234,461
Signal Peak CLO 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.23%, 01/21/38(a)(b)		1,050	1,053,512
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/20/38(a)(b)		2,070	2,077,460
Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.29%, 10/15/38(a)(b)		3,710	3,719,275
Silver Point CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.18%, 10/15/38(a)(b)		6,760	6,772,511
Silver Point CLO 3 Ltd., Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.01%, 01/18/39(a)(b)		1,030	1,032,382
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.28%, 10/20/37(a)(b)		970	971,941
Silver Point CLO 7 Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.27%, 01/15/38(a)(b)		760	762,709
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.12%, 04/15/38(a)(b)		6,130	6,138,921
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.25%, 07/21/37(a)(b)		1,546	1,551,709
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 5.02%, 01/20/38(a)(b)		1,950	1,948,872
Series 2019-14A, Class ER2, (3-mo. CME Term SOFR + 4.65%), 8.52%, 01/20/38(a)(b)		1,250	1,238,089
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.13%, 10/17/38(a)(b)		1,480	1,482,820
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3-mo. CME Term SOFR + 0.57%), 4.30%, 12/15/38(b)		607	599,270
Series 2005-B, Class A4, (3-mo. CME Term SOFR + 0.59%), 4.32%, 06/15/39(b)		493	480,946
Series 2006-BW, Class A5, (3-mo. CME Term SOFR + 0.46%), 4.19%, 12/15/39(b)		1,013	984,664
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 8.62%, 10/15/41(a)(b)		1,980	2,081,017
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		142	141,763
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		58	57,723
Series 2017-B, Class A2B, (1-mo. CME Term SOFR + 0.86%), 4.62%, 10/15/35(a)(b)		95	95,049
Series 2018-A, Class A2B, (1-mo. CME Term SOFR + 0.91%), 4.67%, 02/15/36(a)(b)		511	510,734
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		994	976,674
Series 2021-A, Class C, 2.99%, 01/15/53(a)		2,100	1,857,443
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		398	362,099
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		271	246,709

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2021-B, Class A, 1.31%, 07/17/51(a)	USD	1,355	$ 1,283,248
Series 2021-C, Class A2, (1-mo. CME Term SOFR + 0.91%), 4.67%, 01/15/53(a)(b)		907	900,379
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		818	754,267
Series 2021-C, Class B, 2.30%, 01/15/53(a)		432	421,548
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.43%, 03/15/56(a)(b)		4,564	4,606,305
Series 2024-A, Class B, 5.88%, 03/15/56(a)		2,415	2,481,266
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 5.07%, 06/17/52(a)(b)		2,112	2,108,187
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34(a)		9,411	9,445,841
Series 2025-1, Class B, 5.12%, 02/27/34(a)		1,373	1,388,171
SoFi Personal Loan Trust
Series 2023-1, Class R1, 0.00%, 11/12/30(a)		43	885,794
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		1,672	1,690,954
Series 2024-1, Class R1, 0.00%, 02/12/31(a)		136	2,310,847
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		1,834	1,820,655
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		156	153,399
SoFi Professional Loan Program Trust
Series 2018-B, Class BFX, 3.83%, 08/25/47(a)		153	148,859
Series 2018-D, Class BFX, 4.14%, 02/25/48(a)		100	97,106
Series 2020-A, Class BFX, 3.12%, 05/15/46(a)		226	202,968
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.19%, 01/26/31(a)(b)		18	17,809
Sound Point CLO IX Ltd., Series 2015-2A, Class BRRR, (3-mo. CME Term SOFR + 2.06%), 5.95%, 07/20/32(a)(b)		2,500	2,512,549
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 4.64%, 01/25/35(b)		82	71,329
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 4.87%, 11/25/35(b)		313	265,112
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.37%, 01/25/37(b)		447	456,934
SpringCastle America Funding LLC, Series 2020- AA, Class A, 1.97%, 09/25/37(a)		615	580,698
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(e)		1,000	—
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(a)		2,786	2,813,434
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1-mo. CME Term SOFR + 1.61%), 5.35%, 11/25/34(b)		57	66,273
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-GEL1, Class A3, (1-mo. CME Term SOFR + 0.71%), 4.45%, 01/25/37(a)(b)		1,390	1,145,234
Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 4.90%, 05/25/37(a)(b)		1,645	1,374,553
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		3,570	3,645,026
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)		5,682	5,694,279
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.27%, 01/20/38(a)(b)		2,500	2,509,967
Series 2023-3A, Class BR, (3-mo. CME Term SOFR + 2.15%), 6.03%, 04/20/37(a)(b)		1,000	1,002,852
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO 38 Ltd., Series 2023-38A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.82%, 07/24/38(a)(b)	USD	2,510	$ 2,517,668
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.22%, 01/05/38(a)(b)		730	732,713
Symphony CLO 43 Ltd., Series 2024-43A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.43%, 04/15/37(a)(b)		930	933,211
Symphony CLO 46 Ltd., Series 2024-46A, Class A2, (3-mo. CME Term SOFR + 1.59%), 5.47%, 01/20/38(a)(b)		420	420,969
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.12%, 04/16/31(a)(b)		324	324,327
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.11%, 10/15/31(a)(b)		615	615,875
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.44%, 01/16/32(a)(b)		640	640,632
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 4.81%, 07/15/32(a)(b)		1,203	1,202,612
Symphony CLO XXIX Ltd., Series 2021-29A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.93%, 10/15/35(a)(b)		3,300	3,307,616
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.23%, 04/20/33(a)(b)		408	408,398
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(a)		7,703	7,659,799
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 5.19%, 10/13/32(a)(b)		1,037	1,038,236
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.81%), 5.72%, 07/15/30(a)(b)		1,000	1,000,307
TCW CLO Ltd., Series 2019-2A, Class A1R2, (3- mo. CME Term SOFR + 1.27%), 5.15%, 01/20/38(a)(b)		1,200	1,202,534
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 4.87%, 06/25/36(b)		257	239,943
Thayer Park CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.00%), 4.87%, 04/20/34(a)(b)		2,830	2,826,341
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.29%, 01/15/34(a)(b)		4,500	4,501,398
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 5.67%, 01/15/34(a)(b)		320	320,651
TICP CLO VII Ltd.
Series 2017-7A, Class ASR2, (3-mo. CME Term SOFR + 1.30%), 5.21%, 04/15/33(a)(b)		1,287	1,288,306
Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 5.81%, 04/15/33(a)(b)		2,740	2,742,890
Series 2017-7A, Class ER, (3-mo. CME Term SOFR + 7.31%), 11.22%, 04/15/33(a)(b)		600	599,671
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.39%, 04/25/37(a)(b)		250	250,891

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd.
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 5.91%, 04/25/37(a)(b)	USD	2,760	$ 2,766,951
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.85%, 05/25/58(a)(b)		539	549,239
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.27%, 10/20/37(a)(b)		1,190	1,194,440
Trestles CLO IV Ltd., Series 2021-4A, Class AR1, (3-mo. CME Term SOFR + 1.28%), 5.07%, 10/30/38(a)(b)		2,060	2,065,270
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.13%, 01/15/39(a)(b)		4,970	4,981,186
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.32%, 07/25/37(a)(b)		1,910	1,916,731
Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.13%, 10/20/34(a)(b)		520	519,971
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.04%, 04/25/38(a)(b)		2,150	2,149,091
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.24%, 10/25/37(a)(b)		1,500	1,505,310
Trestles CLO VIII Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.63%, 06/11/35(a)(b)		2,340	2,342,562
Tricon American Homes Trust, Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,990,097
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	3,216,277
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	2,077,698
Trimaran CAVU Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.42%), 5.28%, 07/23/37(a)(b)		1,880	1,886,614
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.37%, 10/25/34(a)(b)		300	300,354
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.15%, 03/20/38(a)(b)		1,850	1,854,116
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.24%, 01/25/38(a)(b)		830	832,992
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 5.55%, 10/18/31(a)(b)		119	119,511
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 4.92%, 01/25/35(a)(b)		2,344	2,341,199
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 5.10%, 01/20/35(a)(b)		250	250,176
Trinitas CLO XXIX Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.49%), 5.35%, 07/23/37(a)(b)		440	441,518
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.41%, 04/25/37(a)(b)		1,450	1,454,852
Trinitas CLO XXX Ltd., Series 2024-30A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.23%, 10/23/37(a)(b)		460	461,652
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trinitas CLO XXXII Ltd., Series 2025-32A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.60%, 07/23/38(a)(b)	USD	1,250	$ 1,253,789
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 09/26/33(a)		6,550	6,560,797
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47(a)		3,016	3,014,708
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32(a)		2,710	2,724,669
Series 2025-ST5, Class B, 5.25%, 09/15/32(a)		5,754	5,777,126
Series 2025-ST6, Class A, 4.61%, 10/15/32(a)		2,155	2,158,456
Series 2025-ST7, Class A, 4.55%, 11/15/32(a)		2,668	2,666,897
Series 2025-ST7, Class B, 4.98%, 11/15/32(a)		2,229	2,231,973
Series 2025-ST8, Class C, 5.25%, 12/15/33(a)		9,433	9,452,676
Upland CLO Ltd., Series 2016-1A, Class A2R, (3- mo. CME Term SOFR + 1.91%), 5.80%, 04/20/31(a)(b)		2,340	2,341,215
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		7,767	7,827,367
Valley Stream Park CLO Ltd., Series 2022-1A, Class ARR, (3-mo. CME Term SOFR + 1.19%), 5.07%, 01/20/37(a)(b)		5,400	5,402,375
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.01%, 07/20/32(a)(b)		1,182	1,182,152
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.53%, 07/20/32(a)(b)		290	290,148
Vista Point Securitization Trust, Series 2025-CES3, Class A1, 5.30%, 11/25/55(a)(c)		2,341	2,343,874
VOLT CVI LLC, Series 2021-NP12, Class A1, 6.73%, 12/26/51(a)(c)		5,854	5,860,832
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.09%, 04/25/31(a)(b)		482	482,340
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 5.30%, 10/18/31(a)(b)		120	120,254
Series 2015-3A, Class A3R4, (3-mo. CME Term SOFR + 1.45%), 5.33%, 10/20/31(a)(b)		500	500,122
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.22%, 01/20/31(a)(b)		124	124,445
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.10%, 04/19/31(a)(b)		679	679,135
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 5.45%, 04/19/31(a)(b)		250	250,021
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.17%, 07/15/31(a)(b)		59	59,033
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.08%, 07/20/32(a)(b)		2,767	2,768,613
Series 2020-2A, Class A1RR, (3-mo. CME Term SOFR + 1.31%), 5.19%, 01/20/38(a)(b)		3,000	3,009,205
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.17%), 5.05%, 04/20/38(a)(b)		615	614,814
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.43%, 04/20/38(a)(b)		810	812,103
Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.19%, 01/20/38(a)(b)		1,260	1,263,792
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.20%, 10/15/38(a)(b)		500	501,462
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.61%, 10/15/38(a)(b)		1,235	1,239,948

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Warwick Capital CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.24%, 01/20/38(a)(b)	USD	450	$ 451,526
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.25%, 10/21/38(a)(b)		960	962,646
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1-mo. CME Term SOFR + 0.42%), 3.80%, 08/25/36(b)		5,147	4,893,594
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.14%, 09/25/36(b)		194	48,957
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.11%, 10/25/36(b)		2,222	1,713,204
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 3.73%, 11/25/36(b)		195	61,080
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 3.73%, 11/25/36(b)		1,731	544,306
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.09%, 05/25/37(b)		94	84,705
Wellington Management CLO 4 Ltd., Series 2025- 4A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.03%, 04/18/38(a)(b)		1,520	1,518,144
Wellington Management CLO 5 Ltd.
Series 2025-5A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.25%, 10/18/38(a)(b)		1,360	1,363,465
Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.61%, 10/18/38(a)(b)		1,750	1,752,762
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 5.02%, 01/24/37(a)(b)		5,040	5,037,864
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.25%, 10/24/37(a)(b)		12,041	12,083,714
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 5.62%, 10/24/37(a)(b)		410	410,616
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.18%, 10/15/35(a)(b)		4,109	4,108,897
Whitebox CLO V Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.95%, 07/20/38(a)(b)		1,000	1,002,942
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/20/37(a)(b)		3,110	3,121,579
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 9.63%, 10/20/37(a)(b)		250	252,437
Wireless PropCo Funding LLC, Series 2025-1A, Class C, 8.51%, 06/25/55(a)		4,744	4,853,805
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.25%, 06/25/37(a)(b)		395	120,835
Total Asset-Backed Securities — 49.6% (Cost: $2,419,864,181)			2,392,980,564
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%(e)(f)(g)(h)		500	—
0.00%(e)(f)(g)(h)		250	—
			—
Security		Par (000)	Value
Insurance — 0.0%
Ambac Assurance Corp., 5.10%(a)(h)	USD	58	$ 75,065
Total Corporate Bonds — 0.0% (Cost: $75,211)			75,065
Floating Rate Loan Interests(b)(e)
Financial Services — 0.3%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 12/06/27		3,085	3,084,120
Macerich Crabtree LP, Initial Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/06/29		3,329	3,330,762
Promontoria Beech DAC, 1st Lien Term Loan, (1- mo. EURIBOR at 0.00% Floor + 3.75%), 5.62%, 05/17/27	EUR	2,121	2,492,802
Sirocco Lux S.A., Facility A, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.90%, 10/20/29		5,920	6,957,233
			15,864,917
Transportation Infrastructure — 0.2%
One Frio Holdco BV
Term Loan, (1-day SONIA at 0.00% Floor + 0.00%), 6.87%, 08/15/30	GBP	1,298	1,748,206
Term Loan, (3-mo. EURIBOR at 0.00% Floor + 0.00%), 5.17%, 08/15/30	EUR	4,274	5,018,146
			6,766,352
Total Floating Rate Loan Interests — 0.5% (Cost: $21,960,133)			22,631,269
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 22.6%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)	USD	4,391	4,441,738
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)		4,149	4,176,995
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		4,238	4,292,196
Series 2025-NQM2, Class A1, 5.79%, 06/25/70(a)(b)		5,511	5,563,609
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		6,716	6,745,059
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 4.15%, 05/25/36(b)		4,059	3,037,514
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.62%, 01/25/45(a)(b)		723	467,766
Series 2015-3, Class B5, 3.44%, 04/25/45(a)(b)		832	532,303
Series 2015-4, Class B5, 3.48%, 06/25/45(a)(b)		580	356,850
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		6	1,931
Series 2020-C, Class C, 0.00%, 09/27/60(a)		6	87
Series 2021-C, Class A, 6.12%, 01/25/61(a)(c)		1,520	1,519,810
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)		875	866,737
Series 2021-C, Class C, 0.00%, 01/25/61(a)		2,007	2,082,585
Series 2021-D, Class A, 5.00%, 03/25/60(a)(c)		3,808	3,806,904
Series 2021-D, Class B, 7.00%, 03/25/60(a)(b)		1,706	1,879,315
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)		2,324	2,876,047
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		9,277	8,206,651
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		1,770	1,371,186
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		1,068	752,708

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2021-E, Class B3, 3.90%, 12/25/60(a)(b)	USD	630	$ 342,157
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		698	504,344
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)		4	1,848
Series 2021-F, Class A, 4.88%, 06/25/61(a)(c)		14,409	14,401,609
Series 2021-F, Class B, 6.75%, 06/25/61(a)(c)		4,682	4,656,187
Series 2021-F, Class C, 0.00%, 06/25/61(a)		6,778	6,680,264
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		478	445,499
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		255	236,889
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,538,873
Series 2022-A, Class C, 3.00%, 10/25/61(a)		901	1,133,386
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	257,816
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,251	1,042,529
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	65,840
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		376	349,466
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		322	298,654
Series 2022-B, Class B, 3.00%, 03/27/62(a)		1,789	1,449,417
Series 2022-B, Class C, 3.00%, 03/27/62(a)		1,828	1,455,157
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		242	222,937
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		1,199	1,065,553
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		8,303	7,960,222
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		515	471,880
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		292	259,978
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		1,717	1,331,069
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		1,416	1,157,171
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		884	778,545
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		10,177	9,887,498
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		789	720,592
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		421	373,357
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		3,779	2,034,668
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		368	324,740
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		2,284	1,891,092
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.06%, 10/25/46(b)		76	37,950
Series 2006-6, Class A1A, (1-mo. CME Term SOFR + 0.30%), 4.04%, 12/25/46(b)		3,828	3,339,243
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.73%, 02/25/47(b)		30	10,369
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1-mo. CME Term SOFR + 1.74%), 5.61%, 05/25/36(b)		15,106	1,219,055
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/49(a)(b)		405	381,712
Series 2021-4, Class B1, 3.20%, 01/20/65(a)(b)		200	142,683
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		209	199,978
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		6,227	6,210,302
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		866	867,333
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)		1,956	1,965,719
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		2,325	2,346,280
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		4,496	4,537,415
Series 2025-5, Class A1, 5.57%, 04/25/70(a)(c)		10,980	11,080,133
Series 2025-8, Class A1, 5.41%, 07/25/70(a)(c)		3,294	3,319,153
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.97%, 07/31/57(a)(b)		2,230	831,149
Banc of America Alternative Loan Trust
Series 2006-4, Class 3CB1, (1-mo. CME Term SOFR + 0.91%), 4.65%, 05/25/46(b)		383	332,980
Series 2006-7, Class A4, 6.50%, 10/25/36(c)		2,223	571,826
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		77	65,901
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)	USD	6,886	$ 2,389,876
Series 2015-R3, Class 1A2, 2.63%, 03/27/36(a)(b)		1,988	1,704,213
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		664	491,399
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 5.00%, 11/25/51(a)(c)		4,374	4,373,860
Series 2021-NPL1, Class B, 7.63%, 11/25/51(a)(c)		1,105	1,106,243
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)		2,187	3,062,487
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		2,728	2,713,475
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(c)		5,172	5,160,916
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(c)		1,242	1,239,270
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)		2,082	754,556
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		10	9,130
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		9,576	9,683,472
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		1,525	1,543,861
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		921	932,657
Series 2023-NQM3, Class B1, 7.95%, 10/25/63(a)(b)		681	691,048
Series 2023-NQM3, Class B2, 7.95%, 10/25/63(a)(b)		573	576,367
Series 2023-NQM3, Class B3, 7.95%, 10/25/63(a)(b)		1,567	1,530,786
Series 2023-NQM3, Class M1, 7.95%, 10/25/63(a)(b)		1,135	1,153,719
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)		0 (i)	201
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		1,301	1,310,459
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		887	892,646
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		677	681,964
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		512	520,567
Series 2024-NQM1, Class B2, 8.65%, 01/25/64(a)(b)		469	476,327
Series 2024-NQM1, Class B3, 8.65%, 01/25/64(a)(b)		1,007	992,064
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		879	887,666
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)		2	1,359
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		12,599	12,720,978
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		993	1,003,087
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)		1,733	1,750,952
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,109	1,127,588

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM3, Class B2, 8.01%, 06/25/64(a)(b)	USD	1,016	$ 1,021,168
Series 2024-NQM3, Class B3, 8.01%, 06/25/64(a)(b)		2,779	2,695,606
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		1,617	1,632,368
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)		2	1,986
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)		23,544	23,543,556
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)		2,215	2,213,054
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)		2,481	2,482,316
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)		1,145	1,152,640
Series 2024-NQM4, Class B2, 7.50%, 12/26/64(a)(b)		873	874,504
Series 2024-NQM4, Class B3, 7.50%, 12/26/64(a)(b)		1,999	1,928,105
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)		1,883	1,906,019
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)		4	3,257
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)		23,011	23,238,190
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)		2,100	2,122,643
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)		2,000	2,021,520
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)		1,321	1,332,108
Series 2025-NQM1, Class B2, 7.78%, 01/25/65(a)(b)		1,148	1,155,374
Series 2025-NQM1, Class B3, 7.78%, 01/25/65(a)(b)		2,546	2,477,363
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)		2,125	2,161,694
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)		4	4,167
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(a)(c)		22,570	22,957,645
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(a)(c)		1,787	1,817,720
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(a)(c)		3,511	3,571,271
Series 2025-NQM2, Class B1, 7.68%, 05/25/65(a)(b)		1,176	1,210,163
Series 2025-NQM2, Class B2, 7.68%, 05/25/65(a)(b)		467	466,686
Series 2025-NQM2, Class B3, 7.68%, 05/25/65(a)(b)		87	78,054
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(a)(b)		2,387	2,437,321
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(a)(b)		1	511
Series 2025-NQM3, Class B1, 7.60%, 05/25/65(a)(b)		627	638,631
Series 2025-NQM4, Class PT2, 0.00%, 07/25/65(a)(b)		44,756	45,972,303
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2025-NQM5, Class PT2, 0.00%, 10/25/55(a)(b)	USD	45,640	$ 45,429,362
Series 2025-NQM7, Class PT2, 5.23%, 12/25/64(a)(b)		49,852	51,229,381
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 4.87%, 07/26/36(a)(b)		1,005	1,015,432
Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 3.91%, 05/28/36(a)(b)		156	151,649
Bear Stearns ALT-A Trust
Series 2005-7, Class 26A1, 4.64%, 09/25/35(b)		1,306	435,561
Series 2007-1, Class 21A1, 4.73%, 01/25/47(b)		2,624	1,256,580
Bear Stearns Asset-Backed Securities I Trust
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(c)		113	116,793
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.20%, 03/25/36(b)		1,800	452,759
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.13%, 08/25/36(b)		205	204,190
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.19%, 03/25/37(b)		156	143,364
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.06%, 06/25/37(b)		14	13,233
BRAVO Residential Funding Trust
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)(b)		1,427	1,174,286
Series 2021-NQM1, Class M1, 2.32%, 02/25/49(a)(b)		320	269,707
Series 2023-NQM6, Class B1, 7.98%, 09/25/63(a)(b)		1,500	1,516,673
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		566	575,342
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)		845	864,795
Series 2024-NQM6, Class B2, 8.01%, 08/01/64(a)(b)		250	254,595
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		5,484	5,536,799
Series 2025-NQM5, Class A1, 5.50%, 02/25/65(a)(b)		3,568	3,596,941
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)		3,330	3,374,886
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)		192	185,390
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		473	453,942
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		358	349,810
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)		1,137	1,125,228
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)		177	172,800
Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.72%, 04/25/45(a)(b)		401	365,878
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		2,678	957,810
Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,039	3,518,544
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(b)		1,889	1,829,021
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(b)		6,100	6,009,693

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CIM Trust
Series 2019-J2, Class B4, 3.76%, 10/25/49(a)(b)	USD	814	$ 666,360
Series 2023-I1, Class B1, 7.05%, 04/25/58(a)(b)		1,876	1,888,006
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		624	626,905
Series 2023-I2, Class B1, 6.78%, 12/25/67(a)(b)		2,140	2,151,148
Series 2025-NR1, Class A1, 5.00%, 06/25/64(a)(c)		11,725	11,577,925
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		341	299,293
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,427	1,360,330
Series 2008-2, Class 1A1, 6.50%, 06/25/38		220	189,550
Citigroup Mortgage Loan Trust
Series 2007-6, Class 1A2A, 3.95%, 03/25/37(b)		3,165	2,289,882
Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.35%, 05/25/37(b)		925	860,893
Series 2009-12, Class 5A2, 4.42%, 07/25/37(a)(b)		5,142	2,154,235
Series 2014-C, Class B2, 4.25%, 02/25/54(a)(b)		317	312,357
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(b)		846	832,325
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,274	1,143,854
Series 2007-A6, Class 1A21, 5.50%, 06/25/37		770	688,316
COLT Mortgage Loan Trust
Series 2021-5, Class A1, 1.73%, 11/26/66(a)(b)		1,802	1,639,611
Series 2021-HX1, Class B1, 3.11%, 10/25/66(a)(b)		1,471	1,115,147
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)		1,000	786,587
Series 2022-1, Class B2, 4.10%, 12/27/66(a)(b)		227	194,678
Series 2022-3, Class B1, 4.21%, 02/25/67(a)(b)		3,500	3,095,164
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)		2,759	2,774,091
Series 2025-11, Class A1, 5.05%, 11/25/70(a)(b)		5,449	5,463,023
Series 2025-11, Class B1, 6.90%, 11/25/70(a)(b)		586	587,496
Series 2025-12, Class A1LC, 5.09%, 01/26/71(a)(c)		1,000	999,912
Series 2025-12, Class B1, 6.86%, 01/26/71(a)(b)		854	849,455
Series 2025-7, Class A1, 5.47%, 06/25/70(a)(c)		3,395	3,428,292
Series 2025-8, Class A1, 5.48%, 08/25/70(a)(c)		1,982	1,999,631
Series 2025-8, Class B1, 7.10%, 08/25/70(a)(b)		684	691,808
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		64	51,473
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		553	441,401
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.20%, 06/25/35(b)		982	872,175
Series 2005-29CB, Class A6, 5.50%, 07/25/35		209	117,570
Series 2005-51, Class 3A3A, (1-mo. CME Term SOFR + 0.75%), 4.49%, 11/20/35(b)		341	309,578
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.42%, 11/25/35(b)		400	287,911
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 4.51%, 11/20/35(b)		792	776,664
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.03%, 02/25/36(b)		316	292,592
Series 2005-9CB, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.35%, 05/25/35(b)		958	849,141
Series 2005-J4, Class B1, (1-mo. CME Term SOFR + 2.14%), 5.87%, 07/25/35(b)		128	126,800
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		980	435,148
Series 2006-13T1, Class A3, 6.00%, 05/25/36		1,637	768,403
Series 2006-28CB, Class A14, 6.25%, 10/25/36		639	303,168
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	USD	2,176	$ 1,261,816
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		172	62,338
Series 2006-J4, Class 2A1, 6.00%, 07/25/36		3,235	1,791,151
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,846	1,295,017
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.23%, 09/25/46(b)		188	179,119
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.31%, 03/25/36(b)		551	543,788
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.31%, 11/25/36(b)		458	421,748
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.35%, 07/25/46(b)		2,447	2,263,581
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,117	481,960
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		163	73,854
Series 2007-OA2, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 0.84%), 4.87%, 03/25/47(b)		113	99,088
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1-mo. CME Term SOFR + 1.51%), 5.25%, 08/25/35(b)		2,151	1,350,735
Series 2006-17, Class A6, 6.00%, 12/25/36		196	85,244
Series 2007-1, Class A2, 6.00%, 03/25/37		204	87,550
Series 2007-14, Class A18, 6.00%, 09/25/37		5,878	2,791,482
Series 2007-15, Class 2A2, 6.50%, 09/25/37		622	218,175
Series 2007-16, Class A1, 6.50%, 10/25/37		4,250	1,708,719
Series 2007-9, Class A1, 5.75%, 07/25/37		727	322,930
Series 2007-9, Class A11, 5.75%, 07/25/37		397	176,482
Series 2007-HYB1, Class 3A1, 4.17%, 03/25/37(b)		1,088	933,137
Series 2007-J1, Class 2A1, 6.00%, 02/25/37		1,039	364,648
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		2,842	1,215,777
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	14,763
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		368	188,735
Series 2006-4, Class 4A1, 7.00%, 05/25/36		5,026	1,245,292
Series 2007-5, Class 1A11, 7.00%, 08/25/37(b)		1,851	844,040
Series 2014-10R, Class 5A2, 4.50%, 05/27/36(a)(b)		862	274,361
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.31%, 08/27/36(a)(b)		55	45,737
Series 2014-SAF1, Class B5, 3.85%, 03/25/44(a)(b)		1,573	1,202,018
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.35%, 03/27/36(a)(b)		1,073	851,526
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(b)		8,400	7,254,673
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(b)		3,299	2,654,513
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)		590	454,714
Series 2021-RPL9, Class A1, 3.87%, 02/25/61(a)(b)		3,261	3,248,347
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(a)(b)		4,139	3,794,239
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)		2,291	2,276,432

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Trust
Series 2022-NQM6, Class PT, 8.83%, 12/25/67(a)(b)	USD	6,948	$ 6,963,346
Cross Mortgage Trust
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(c)		1,046	1,058,868
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)		9,011	9,079,790
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)		3,282	3,314,257
Series 2025-H1, Class M1, 6.48%, 02/25/70(a)(b)		1,405	1,422,348
Series 2025-H10, Class B1, 7.13%, 01/25/71(a)(b)		496	490,436
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		9,738	9,792,048
Series 2025-H4, Class A1, 5.60%, 06/25/70(a)(b)		5,717	5,769,047
Series 2025-H8, Class A1A, 5.00%, 11/25/70(a)(c)		4,630	4,640,104
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		150	136,496
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(b)		1,620	1,507,383
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(b)		3,671	2,797,814
Series 2022-2, Class M1, 4.31%, 03/25/67(a)(b)		884	788,327
Series 2022-3, Class B1, 5.28%, 07/25/67(a)(b)		1,349	1,229,479
Series 2022-3, Class M1, 5.28%, 07/25/67(a)(b)		2,742	2,678,281
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		3,961	3,991,049
Series 2025-INV1, Class A1, 5.09%, 11/25/60(a)(c)		5,525	5,536,304
Series 2025-INV1, Class B1, 6.68%, 11/25/60(a)(b)		1,238	1,238,154
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		13	11,365
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(a)(b)		982	479,821
Easy Street Mortgage Loan Trust, Series 2025- RTL2, Class A1, 5.61%, 10/25/40(a)(c)		2,063	2,084,175
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.89%, 09/25/67(a)(b)		1,629	1,612,638
Series 2023-1, Class B1, 6.69%, 02/25/68(a)(b)		2,600	2,605,147
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)		7,215	7,276,559
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)		9,123	9,212,649
Series 2025-INV2, Class A1, 5.39%, 05/26/70(a)(c)		8,329	8,392,584
Series 2025-INV3, Class A1, 5.44%, 07/25/70(a)(c)		4,910	4,953,139
Series 2025-NQM5, Class A1, 0.00%, 11/25/70(a)(b)		4,768	4,777,245
Series 2025-NQM6, Class A1A, 5.00%, 12/25/70(a)(c)		4,542	4,552,893
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA12, Class 2A1, 4.84%, 02/25/36(b)		91	54,115
Series 2006-AA7, Class A1, 4.79%, 01/25/37(b)		2,513	1,963,554
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		1,314	1,286,999
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(b)		2,533	2,415,574
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,151	874,098
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		232	218,083
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GCAT Trust
Series 2022-NQM2, Class M1, 4.20%, 02/25/67(a)(b)	USD	711	$ 598,499
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		3,372	3,220,179
Series 2025-NQM4, Class A1, 0.00%, 06/25/70(a)(c)		2,636	2,659,513
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 6.03%, 03/25/36(b)		13	12,011
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(b)		185	174,012
Series 2020-PJ2, Class B4, 3.55%, 07/25/50(a)(b)		1,027	870,309
Series 2025-NQM6, Class A1, 0.05%, 11/25/29(a)(c)		6,276	6,271,564
Series 2025-NQM6, Class B1, 6.60%, 11/25/29(a)(b)		750	746,977
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)		290	271,037
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(a)(c)		1,888	1,891,275
Series 2025-NQM5, Class A1, 5.01%, 07/25/65(a)(c)		3,348	3,351,698
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1-mo. CME Term SOFR + 0.51%), 4.25%, 06/25/34(a)(b)		2,359	2,127,917
Series 2005-RP2, Class 1AF, (1-mo. CME Term SOFR + 0.46%), 4.20%, 03/25/35(a)(b)		41	38,709
Series 2005-RP3, Class 2A1, 4.35%, 09/25/35(a)(b)		2,152	1,857,294
Series 2006-RP1, Class 1AF1, (1-mo. CME Term SOFR + 0.46%), 4.20%, 01/25/36(a)(b)		35	28,164
Series 2006-RP2, Class 2A1, 4.60%, 04/25/36(a)(b)		1,846	1,526,764
GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1-mo. CME Term SOFR + 0.25%), 3.55%, 04/26/37(a)(b)		3,566	2,020,375
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 5.83%, 04/25/36(b)		1,595	899,860
HarborView Mortgage Loan Trust
Series 2005-1, Class 1A, (1-mo. CME Term SOFR + 0.75%), 4.49%, 03/19/35(b)		874	422,770
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.25%, 05/19/37(b)		994	831,883
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		3,012	3,037,785
Series 2025-AFC4, Class A1A, 5.15%, 11/25/60(a)(c)		2,144	2,147,987
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		14,026	14,117,191
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(a)(b)		5,240	5,245,122
Series 2025-NQM5, Class B1, 6.79%, 09/25/70(a)(b)		1,164	1,171,791
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.19%, 11/25/36(b)		1,211	1,119,099

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1-mo. CME Term SOFR + 0.51%), 4.25%, 10/25/36(b)	USD	169	$ 155,373
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.19%, 01/25/37(b)		295	268,976
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.21%, 02/25/37(b)		308	299,958
Series 2007-AR19, Class 3A1, 3.83%, 09/25/37(b)		590	381,378
Series 2007-FLX2, Class A1A, (1-mo. CME Term SOFR + 0.43%), 4.17%, 04/25/37(b)		3,677	3,335,924
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.33%, 08/25/37(b)		2,197	2,047,930
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(c)		3,226	2,902,767
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 5.58%, 07/25/35(b)		168	161,917
Series 2020-5, Class B3, 3.57%, 12/25/50(a)(b)		3,470	3,033,928
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)		308	247,101
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)		231	182,163
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)		337	146,331
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		12,193	11,029,371
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		6,218	4,282,056
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)		3,544	3,075,935
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)		832	713,082
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)		1,157	982,169
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)		615	517,498
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)		253	210,079
Series 2021-INV7, Class B6, 3.06%, 02/25/52(a)(b)		828	433,512
Series 2024-VIS1, Class B2, 8.06%, 07/25/64(a)(b)		1,000	1,006,805
Series 2024-VIS2, Class B1, 7.71%, 11/25/64(a)(b)		3,289	3,341,575
Series 2025-NQM2, Class A1, 5.57%, 09/25/65(a)(b)		5,843	5,895,096
Series 2025-NQM5, Class A1LC, 5.02%, 05/25/65(a)(c)		1,580	1,576,369
Lehman XS Trust, Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.15%, 12/25/37(b)		18	17,906
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)		1,722	1,173,045
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(b)		756	485,869
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)(e)		1,784	1,437,552
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(e)		2,232	2,140,283
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.17%, 09/25/37(b)		489	241,639
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MFA Trust
Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(b)	USD	700	$ 664,102
Series 2022-CHM1, Class A1, 4.88%, 09/25/56(a)(c)		4,678	4,620,653
Series 2022-NQM1, Class M1, 4.27%, 12/25/66(a)(b)		2,112	1,934,037
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(c)		3,231	3,243,293
Series 2025-NQM3, Class A1, 5.26%, 08/25/70(a)(c)		4,963	4,975,850
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(a)(c)		3,454	3,450,498
Morgan Stanley Mortgage Loan Trust, Series 2006- 11, Class 1A3, 6.92%, 08/25/36(c)		4,206	678,941
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.88%, 06/25/44(a)(b)		198	199,396
Series 2023-NQM1, Class B1, 7.36%, 09/25/68(a)(b)		100	100,891
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(a)(b)		5,977	6,034,808
Series 2025-NQM3, Class A1, 5.53%, 05/25/70(a)(b)		12,130	12,215,418
Mortgage Loan Resecuritization Trust, Series 2009- RS1, Class A85, (1-mo. CME Term SOFR + 0.45%), 4.33%, 04/16/36(a)(b)		103	101,287
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		830	817,480
Series 2024-NQM3, Class B1, 7.15%, 11/25/64(a)(b)		1,596	1,627,999
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)(b)		2,383	2,401,464
Series 2025-NQM4, Class B1, 7.02%, 07/25/65(a)(b)		700	699,131
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(a)(b)		4,065	4,077,224
Series 2025-NQM6, Class A1, 5.09%, 10/25/65(a)(b)		7,177	7,198,918
Series 2025-NQM7, Class A1LC, 5.16%, 10/26/65(a)(c)		875	877,285
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		839	844,322
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)		5,141	5,111,633
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		922	728,472
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(c)		273	263,005
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 4.69%, 06/25/37(b)		466	393,275
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		3,136	3,167,290
Preston Ridge Partners Mortgage Trust
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70(a)(c)		4,608	4,618,049
Series 2025-NQM6, Class A1, 4.99%, 12/25/70(a)(b)		5,781	5,774,977
Series 2025-NQM6, Class A1LC, 5.12%, 12/25/70(a)(c)		258	257,754

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Preston Ridge Partners Mortgage Trust
Series 2025-NQM6, Class B1, 6.96%, 12/25/70(a)(b)	USD	760	$ 755,466
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		947	848,562
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)		361	360,870
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		5,066	5,061,881
Series 2023-AFC1, Class B1, 7.40%, 02/25/58(a)(b)		4,666	4,650,751
PRP Advisors LLC
Series 2022-NQM1, Class B1, 5.40%, 08/25/67(a)(b)		336	327,364
Series 2024-NQM1, Class B1, 7.40%, 12/25/68(a)(b)		2,067	2,085,729
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		8,334	8,403,472
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)		2,636	2,679,046
Series 2025-NQM2, Class A1, 5.69%, 04/25/70(a)(c)		11,488	11,576,011
Series 2025-NQM3, Class A1, 5.61%, 05/25/70(a)(b)		5,147	5,183,601
Series 2025-RCF2, Class A1, 4.00%, 10/25/64(a)(c)		2,551	2,511,134
Radian Mortgage Capital Trust, Series 2024-J2, Class A8, 5.50%, 03/25/55(a)(b)		1,383	1,381,946
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 09/25/29(a)(b)		1,256	1,270,844
RALI Trust
Series 2005-QA10, Class A21, 4.66%, 09/25/35(b)		4,694	1,672,648
Series 2005-QO2, Class A1, (12-mo. Federal Reserve Cumulative Average US + 1.36%), 5.39%, 09/25/45(b)		587	509,591
Series 2005-QS15, Class 3A, 6.00%, 10/25/35		3,726	3,304,975
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.21%, 12/25/36(b)		1,220	1,098,540
Series 2006-QO1, Class 3A1, (1-mo. CME Term SOFR + 0.65%), 4.39%, 02/25/46(b)		1,630	580,614
Series 2006-QO10, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.17%, 01/25/37(b)		1,443	1,318,278
Series 2007-QH3, Class A1, (1-mo. CME Term SOFR + 0.43%), 4.17%, 04/25/37(b)		4,253	4,200,254
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 4.00%, 02/25/47(b)		2,654	795,797
RCKT Mortgage Trust
Series 2020-1, Class B4, 3.47%, 02/25/50(a)(b)		859	776,126
Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		3,223	3,246,429
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, (1-mo. CME Term SOFR + 0.47%), 4.21%, 03/25/35(a)(b)		829	802,072
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.19%, 06/25/35(a)(b)		154	149,929
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.25%, 09/25/35(a)(b)		261	217,153
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		656	651,614
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		3,102	3,108,679
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Residential Mortgage Loan Trust
Series 2020-1, Class B2, 4.67%, 01/26/60(a)(b)	USD	622	$ 581,808
RFMSI Series Trust
Series 2005-SA4, Class 2A1, 5.23%, 09/25/35(b)		1,688	938,664
Series 2006-SA2, Class 2A1, 5.52%, 08/25/36(b)		386	255,086
Series 2006-SA4, Class 2A1, 5.43%, 11/25/36(b)		185	155,745
Series 2007-SA4, Class 3A1, 5.73%, 10/25/37(b)		4,239	2,551,952
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,379	3,235,790
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)		1,316	1,180,842
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)		5,668	5,675,909
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)		4,013	4,041,728
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(c)		3,133	3,165,674
Series 2025-NQM6, Class A1, 5.14%, 11/25/65(a)(b)		3,714	3,723,843
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		284	281,937
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		600	599,560
Series 2022-2, Class B1, 5.28%, 08/25/62(a)(b)		3,715	3,672,599
Series 2022-2, Class M1, 5.28%, 08/25/62(a)(b)		3,313	3,293,159
Series 2025-1, Class A1, 5.10%, 12/25/65(a)(b)		1,259	1,258,502
Series 2025-1, Class ALCF, 5.23%, 12/25/65(a)		780	779,928
Spruce Hill Mortgage Loan Trust
Series 2020-SH2, Class B1, 5.00%, 06/25/55(a)(b)		1,465	1,444,829
Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(c)		629	606,640
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(b)		2,820	2,652,585
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	241,308
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,549,612
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(b)		648	575,239
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.27%, 05/25/46(b)		25	17,847
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1-mo. CME Term SOFR + 0.46%), 4.20%, 06/25/35(a)(b)		573	492,269
Series 2005-RF5, Class 2A, 4.44%, 07/25/35(a)(b)		1,361	1,285,722
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,312	2,321,630
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,237	599,230
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 3.80%, 06/25/46(b)		958	550,627
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)		657	537,379

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Toorak Mortgage Corp.
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)	USD	5,929	$ 4,966,707
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		1,635	1,642,719
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(b)		3,000	2,396,660
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		169	136,383
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		462	356,195
Series 2021-8, Class A1, 2.82%, 11/25/66(a)(b)		1,644	1,525,016
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	3,069,055
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(b)		265	217,073
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,507	1,201,332
Series 2022-3, Class B1, 4.05%, 02/25/67(a)(b)		2,188	1,730,468
Series 2023-2, Class B1, 7.42%, 03/25/68(a)(b)		4,333	4,335,738
Series 2023-3, Class B1, 7.71%, 03/25/68(a)(b)		415	416,036
Series 2023-INV1, Class B1, 7.45%, 02/25/68(a)(b)		3,200	3,190,299
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		648	652,959
Series 2025-12, Class A1LC, 5.11%, 12/25/70(a)(c)		2,915	2,922,460
Series 2025-12, Class B1, 6.56%, 12/25/70(a)(b)		1,000	1,002,791
Series 2025-5, Class A1, 5.43%, 06/25/70(a)(c)		3,455	3,483,079
Series 2025-6, Class A1, 5.42%, 07/25/70(a)(c)		8,543	8,614,772
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		100	93,821
Series 2022-1, Class B1, 5.92%, 08/25/57(a)(b)		1,718	1,710,756
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		61	59,064
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		2,763	2,713,142
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		1,100	1,069,486
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		170	162,491
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-11, Class A1, 5.75%, 01/25/36		1,004	858,958
Series 2005-11, Class A7, 5.75%, 01/25/36		2,042	1,746,514
Series 2005-9, Class 5A6, (1-mo. CME Term SOFR + 0.66%), 4.40%, 11/25/35(b)		317	239,115
Series 2005-9, Class 5A9, 5.50%, 11/25/35		130	107,104
Series 2006-4, Class 1A1, 6.00%, 04/25/36		121	114,397
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		79	69,685
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		3,770	1,472,656
Series 2006-AR1, Class A1A, (1-mo. CME Term SOFR + 0.61%), 4.35%, 02/25/36(b)		1,035	883,503
Series 2006-AR3, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.97%), 5.00%, 05/25/46(b)		2,560	2,299,344
Series 2006-AR5, Class A1A, (12-mo. Federal Reserve Cumulative Average US + 0.99%), 5.02%, 06/25/46(b)		132	122,702
Series 2006-AR9, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.03%, 08/25/46(b)		2,105	1,952,531
Series 2007-HY1, Class A2A, (1-mo. CME Term SOFR + 0.43%), 4.17%, 02/25/37(b)		410	323,548
Series 2007-HY3, Class 4A1, 4.95%, 03/25/37(b)		16	14,904
Series 2007-OA1, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.71%), 4.74%, 12/25/46(b)		2,100	1,943,928
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 4.75%, 12/25/46(b)	USD	126	$ 104,712
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.28%, 04/25/47(b)		499	441,178
Series 2007-OA4, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.83%, 05/25/47(b)		1,896	1,627,923
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.78%, 06/25/47(b)		409	351,328
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.83%, 06/25/47(b)		1,411	1,195,334
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 4.47%, 06/25/37(b)		628	604,111
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 6.76%, 10/25/36(b)		602	577,049
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.02%, 07/25/59(a)(b)		3,499	3,651,049
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 7.57%, 07/25/59(a)(b)		5,003	5,299,787
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 4.00%, 11/20/44(a)(b)		923	696,721
			1,093,162,611
Commercial Mortgage-Backed Securities — 25.2%
1301 Trust
Series 2025-1301, Class A, 5.06%, 08/11/42(a)(b)		1,750	1,771,575
Series 2025-1301, Class E, 7.24%, 08/11/42(a)(b)		1,232	1,241,640
Series 2025-1301, Class F, 8.10%, 08/11/42(a)(b)		15,045	15,397,009
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.35%, 06/15/42(a)(b)		11,519	11,554,837
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.25%, 06/15/42(a)(b)		3,853	3,882,435
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,923,212
Series 2017-245P, Class C, 3.66%, 06/05/37(a)(b)		3,000	2,930,026
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		1,151	1,101,557
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 4.96%, 09/15/34(a)(b)		5,792	5,773,003
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.16%, 09/15/34(a)(b)		585	581,512
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.20%, 09/15/34(a)(b)		2,159	2,132,986
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.29%, 11/15/55(b)		600	613,774
A10 Issuer LLC, Series 2025-FL6, Class A, (1-mo. CME Term SOFR + 1.47%), 5.52%, 05/15/42(a)(b)		2,109	2,105,054

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
ACRES LLC, Series 2025-FL3, Class A, (1-mo. CME Term SOFR + 1.62%), 5.35%, 08/18/40(a)(b)	USD	7,859	$ 7,869,400
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.02%, 04/15/34(a)(b)		644	613,211
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(b)		2,011	1,962,202
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,504	1,357,912
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 5.66%, 01/20/41(a)(b)		4,810	4,824,355
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.35%), 5.09%, 01/20/43(a)(b)		4,854	4,844,191
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 5.43%, 01/15/37(a)(b)		66	66,514
AREIT CRE Trust
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 5.98%, 06/17/39(a)(b)		927	927,169
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 5.85%, 08/17/41(a)(b)		718	717,714
Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 05/17/41(a)(b)		6,452	6,451,322
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.35%, 12/17/29(a)(b)		1,400	1,398,482
Series 2025-CRE11, Class A, (1-mo. CME Term SOFR + 1.55%), 5.55%, 07/25/43(a)(b)		4,098	4,104,054
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 07/15/41(a)(b)		5,730	5,737,080
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 10/15/34(a)(b)		9,250	9,255,704
ARZ Trust, Series 2024-BILT, Class A, 5.77%, 06/11/39(a)		2,710	2,785,700
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 6.02%, 04/15/35(a)(b)		1,128	1,119,510
Atrium Hotel Portfolio Trust
Series 2024-ATRM, Class A, 5.41%, 11/10/29(a)(b)		6,510	6,640,449
Series 2024-ATRM, Class E, 9.21%, 11/10/29(a)(b)		2,001	2,037,100
Series 2025-ATRM, Class A, (1-mo. CME Term SOFR + 1.65%), 5.40%, 08/15/42(a)(b)		2,336	2,338,429
Series 2025-ATRM, Class F, (1-mo. CME Term SOFR + 5.50%), 9.25%, 08/15/42(a)(b)		4,960	4,952,294
Series 2025-ATRM, Class G, (1-mo. CME Term SOFR + 6.75%), 10.50%, 08/15/42(a)(b)		930	928,590
BAHA Trust
Series 2024-MAR, Class A, 5.97%, 12/10/41(a)(b)		28,280	29,270,609
Series 2024-MAR, Class B, 6.84%, 12/10/41(a)(b)		894	935,621
Series 2024-MAR, Class C, 7.52%, 12/10/41(a)(b)		4,400	4,609,025
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.10%, 08/15/39(a)(b)	USD	820	$ 821,354
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 5.60%, 02/15/42(a)(b)		8,471	8,470,988
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 9.00%, 02/15/42(a)(b)		3,454	3,454,306
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,845,255
Series 2021-BN35, Class C, 2.90%, 06/15/64(b)		2,735	2,328,046
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1-mo. CME Term SOFR + 1.80%), 5.55%, 05/15/35(a)(b)		13,237	13,246,202
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.25%, 04/25/36(a)(b)		4,094	3,877,661
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.39%, 04/25/36(a)(b)		9	8,717
Series 2006-4A, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.25%, 12/25/36(a)(b)		873	834,098
Series 2006-SP2, Class A, (1-mo. CME Term SOFR + 0.53%), 4.49%, 01/25/37(a)(b)		893	855,379
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.25%, 03/25/37(a)(b)		3,863	3,700,567
Series 2007-2A, Class A1, (1-mo. CME Term SOFR + 0.52%), 4.25%, 07/25/37(a)(b)		21	19,255
Series 2007-4A, Class A1, (1-mo. CME Term SOFR + 0.79%), 4.52%, 09/25/37(a)(b)		3,561	3,380,025
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.10%, 10/25/37(a)(b)		1,927	1,128,683
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 2.36%), 6.32%, 12/25/37(a)(b)		2,257	2,025,361
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		135	133,273
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(b)		650	553,325
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.67%, 03/15/37(a)(b)		5,260	4,979,091
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 4.92%, 03/15/37(a)(b)		781	703,552
Series 2023-5C23, Class D, 7.46%, 12/15/56(a)(b)		332	328,061
Series 2025-C35, Class A5, 5.59%, 07/15/58(b)		6,768	7,115,858
Series 2025-C35, Class AS, 5.84%, 07/15/58(b)		1,120	1,170,781
Series 2025-C35, Class D, 4.50%, 07/15/58(a)		1,236	1,022,782
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		769	680,297
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 7.57%, 10/15/35(a)(b)		1,353	16,872
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 11/15/41(a)(b)		3,790	3,792,366
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.39%, 11/15/41(a)(b)		1,723	1,725,738
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 5.64%, 07/15/41(a)(b)		2,970	2,982,871
Series 2025-5MW, Class A, 4.67%, 10/10/42(a)(b)		3,315	3,314,805
Series 2025-5MW, Class E, 7.91%, 10/10/42(a)(b)		2,599	2,664,434

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust
Series 2025-5MW, Class F, 9.83%, 10/10/42(a)(b)	USD	12,660	$ 12,962,937
Series 2025-660F, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 11/15/42(a)(b)		3,896	3,906,954
Series 2025-660F, Class D, (1-mo. CME Term SOFR + 2.75%), 6.50%, 11/15/42(a)(b)		774	777,869
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.30%, 06/15/42(a)(b)		8,457	8,456,986
BHMS Commercial Mortgage Trust, Series 2025- ATLS, Class A, (1-mo. CME Term SOFR + 1.85%), 5.60%, 08/15/42(a)(b)		8,165	8,195,691
BLP Commercial Mortgage Trust, Series 2024- IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 5.09%, 03/15/41(a)(b)		2,547	2,548,406
BMP
Series 2024-MF23, Class D, (1-mo. CME Term SOFR + 2.39%), 6.14%, 06/15/41(a)(b)		8,720	8,741,570
Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.14%, 06/15/41(a)(b)		1,719	1,721,146
BOCA Commercial Mortgage Trust, Series 2025- BOCA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.45%, 12/15/42(a)(b)		4,620	4,625,770
BPR Trust
Series 2021-TY, Class A, (1-mo. CME Term SOFR + 1.16%), 4.92%, 09/15/38(a)(b)		5,500	5,498,310
Series 2021-TY, Class E, (1-mo. CME Term SOFR + 3.71%), 7.47%, 09/15/38(a)(b)		3,138	3,109,354
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 6.75%, 05/15/39(a)(b)		770	769,999
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		5,722	5,933,863
Series 2024-PARK, Class A, 5.22%, 11/05/39(a)(b)		1,420	1,447,285
Series 2024-PARK, Class D, 7.00%, 11/05/39(a)(b)		879	914,443
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		640	654,868
Series 2025-STAR, Class A, 4.95%, 11/05/42(a)(b)		3,090	3,107,992
BRCK Trust
Series 2025-830B, Class A, 4.96%, 12/10/42(a)(b)		2,826	2,826,745
Series 2025-830B, Class E, 7.51%, 12/10/42(a)(b)		4,021	4,017,214
Series 2025-830B, Class F, 8.40%, 12/10/42(a)(b)		1,900	1,900,407
BRES Trust, Series 2025-ATCAP, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 11/15/42(a)(b)		2,058	2,067,399
BSPDF Issuer LLC, Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.27%, 12/15/42(a)(b)		1,212	1,211,142
BSTN Commercial Mortgage Trust, Series 2025- 1C, Class A, 5.37%, 06/15/44(a)(b)		4,920	5,052,170
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,047	991,222
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		1,250	1,148,166
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(b)		338	286,864
Series 2025-1535, Class A, 6.31%, 05/05/42(a)(b)		747	772,665
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(b)	USD	2,204	$ 2,069,007
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(b)		2,788	2,642,746
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		781	725,109
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(b)		1,522	1,413,146
Series 2021-XL2, Class F, (1-mo. CME Term SOFR + 2.36%), 6.11%, 10/15/38(a)(b)		3,544	3,537,513
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 6.89%, 06/15/27(a)(b)		1,762	1,765,265
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 5.51%, 12/09/40(a)(b)		4,185	4,188,950
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 7.34%, 12/09/40(a)(b)		3,279	3,286,421
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 10/15/41(a)(b)		3,031	3,034,777
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 08/15/41(a)(b)		7,250	7,263,415
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 6.61%, 10/15/41(a)(b)		6,200	6,230,703
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 7.66%, 10/15/41(a)(b)		1,512	1,521,360
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.39%, 12/15/39(a)(b)		1,091	1,093,178
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 05/15/34(a)(b)		6,307	6,306,970
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.39%, 05/15/41(a)(b)		7,870	7,881,692
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 02/15/39(a)(b)		615	616,027
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 7.49%, 02/15/39(a)(b)		1,931	1,935,033
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 02/15/39(a)(b)		3,660	3,662,424
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 6.89%, 02/15/39(a)(b)		2,766	2,773,232
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 7.94%, 02/15/39(a)(b)		1,643	1,652,730
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.14%, 03/15/41(a)(b)		2,512	2,513,907
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.13%, 08/15/42(a)(b)		3,520	3,524,165
Series 2025-BCAT, Class B, (1-mo. CME Term SOFR + 1.55%), 5.30%, 08/15/42(a)(b)		924	923,787
Series 2025-BCAT, Class C, (1-mo. CME Term SOFR + 1.90%), 5.65%, 08/15/42(a)(b)		352	352,130
Series 2025-BCAT, Class E, (1-mo. CME Term SOFR + 3.50%), 7.25%, 08/15/42(a)(b)		2,897	2,891,122
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 11/15/42(a)(b)		4,096	4,099,807
Series 2025-JDI, Class E, (1-mo. CME Term SOFR + 3.40%), 7.15%, 11/15/42(a)(b)		1,680	1,684,169
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 04/15/40(a)(b)		16,955	16,965,704
BX Trust
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 4.67%, 02/15/36(a)(b)		1,700	1,697,636
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 4.67%, 02/15/36(a)(b)		594	593,416

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-VIEW, Class E, (1-mo. CME Term SOFR + 3.71%), 7.46%, 06/15/36(a)(b)	USD	2,542	$ 2,540,983
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 7.79%, 06/15/36(a)(b)		856	852,234
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 5.03%, 01/15/39(a)(b)		397	396,759
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 04/15/41(a)(b)		3,268	3,270,901
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 6.44%, 04/15/41(a)(b)		1,406	1,413,321
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 7.44%, 04/15/41(a)(b)		2,138	2,135,193
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 06/15/37(a)(b)		9,566	9,571,933
Series 2024-PALM, Class B, (1-mo. CME Term SOFR + 1.79%), 5.54%, 06/15/37(a)(b)		697	692,535
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 5.84%, 03/15/41(a)(b)		2,210	2,210,000
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 8.19%, 03/15/41(a)(b)		4,722	4,738,916
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 9.14%, 03/15/41(a)(b)		2,263	2,277,415
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 06/15/41(a)(b)		1,303	1,302,592
Series 2025-ARIA, Class A, 5.03%, 12/13/42(a)(b)		10,720	10,817,177
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		7,582	7,753,531
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 06/15/40(a)(b)		4,400	4,405,729
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 5.10%, 10/15/42(a)(b)		3,874	3,876,415
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 6.69%, 03/15/30(a)(b)		8,318	8,276,105
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 06/15/35(a)(b)		1,084	1,084,000
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 7.05%, 06/15/35(a)(b)		4,418	4,415,028
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 03/15/42(a)(b)		6,301	6,293,371
Series 2025-VOLT, Class A, (1-mo. CME Term SOFR + 1.70%), 5.45%, 12/15/44(a)(b)		4,330	4,332,693
BXP Trust
Series 2017-GM, Class B, 3.43%, 06/13/39(a)(b)		265	259,271
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(b)		1,120	925,026
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 5.67%, 07/15/41(a)(b)		2,390	2,392,953
CD Mortgage Trust
Series 2016-CD1, Class A3, 2.46%, 08/10/49		4,116	4,100,466
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		336	321,112
CENT Trust, Series 2025-CITY, Class A, 4.92%, 07/10/40(a)(b)		6,956	7,040,603
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class C, 4.84%, 05/10/58(b)		130	128,431
CFK Trust
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(b)		2,500	2,413,532
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(b)		2,600	2,389,747
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		6,545	6,365,278
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10%, 12/13/40(a)(b)	USD	4,895	$ 4,902,915
Series 2025-110W, Class D, 6.63%, 12/13/40(a)(b)		2,491	2,499,867
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 10/15/37(a)(b)		4,785	4,789,444
Series 2025-SBAY, Class E, (1-mo. CME Term SOFR + 3.75%), 7.50%, 10/15/37(a)(b)		5,990	5,999,266
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		85	82,463
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,626,733
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,948,260
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.34%, 08/15/36(a)(b)		1,482	1,481,408
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.19%, 08/15/36(a)(b)		2,600	2,596,753
Commercial Mortgage Trust
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		630	641,286
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.59%, 06/15/41(a)(b)		5,270	5,276,514
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.34%, 06/15/41(a)(b)		2,007	2,009,474
Series 2025-167G, Class A, 5.50%, 08/10/40(a)		1,743	1,748,137
Series 2025-167G, Class E, 8.20%, 08/10/40(a)(b)		1,355	1,354,469
Series 2025-167G, Class F, 9.16%, 08/10/40(a)(b)		1,175	1,174,486
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)(b)		1,647	1,653,492
CONE Trust, Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 7.64%, 08/15/41(a)(b)		2,330	2,329,020
Credit Suisse Mortgage Trust
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.23%, 10/15/37(a)(b)		1,134	1,027,812
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 5.02%, 11/15/38(a)(b)		1,020	1,013,005
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.37%, 11/15/38(a)(b)		649	643,740
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		1,929	2,003,468
CSTL Commercial Mortgage Trust
Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(b)		7,600	7,648,346
Series 2025-GATE2, Class A, 4.56%, 11/10/42(a)(b)		560	558,229
Series 2025-GATE2, Class D, 5.63%, 11/10/42(a)(b)		2,040	2,035,386
DBC Mortgage Trust
Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 5.10%, 11/15/42(a)(b)		5,014	5,017,872
Series 2025-DBC, Class C, (1-mo. CME Term SOFR + 2.05%), 5.80%, 11/15/42(a)(b)		3,736	3,735,994
DBGS Mortgage Trust, Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 5.63%, 08/15/34(a)(b)		3,719	3,719,000
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		1,613	1,637,398

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 04/15/37(a)(b)	USD	2,423	$ 2,419,984
DC Trust
Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)		1,110	1,123,870
Series 2024-HLTN, Class F, 10.31%, 04/13/40(a)(b)		2,932	2,925,091
DGWD Trust, Series 2025-INFL, Class A, (1-mo. CME Term SOFR + 1.60%), 5.35%, 08/15/35(a)(b)		2,536	2,544,487
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 03/15/34(a)(b)		2,860	2,862,646
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 7.75%, 03/15/34(a)(b)		8,186	8,203,775
Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.33%, 08/15/37(a)(b)		2,821	2,825,370
Series 2025-LXP, Class D, (1-mo. CME Term SOFR + 2.89%), 6.63%, 08/15/37(a)(b)		1,332	1,335,303
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 5.15%, 08/10/42(a)(b)		3,053	3,114,192
Series 2025-151, Class D, 6.79%, 08/10/42(a)(b)		2,923	3,019,295
Dwight Issuer LLC, Series 2025-FL1, Class A, (1- mo. CME Term SOFR + 1.66%), 5.40%, 06/18/42(a)(b)		4,725	4,734,316
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(b)		3,350	3,367,589
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(b)		3,350	3,367,589
Series 2024-ELM, Class E10, 7.79%, 06/10/39(a)(b)		4,157	4,168,814
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		28,949	29,624,137
Extended Stay America Trust, Series 2025-ESH, Class A, (1-mo. CME Term SOFR + 1.30%), 5.05%, 10/15/42(a)(b)		2,477	2,480,867
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, 10/10/41(a)(b)		363	368,428
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class A, (1-mo. CME Term SOFR + 1.45%), 5.20%, 12/15/39(a)(b)		12,511	12,538,078
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 8.00%, 12/15/39(a)(b)		315	316,757
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.40%, 12/15/39(a)(b)		1,693	1,711,376
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(b)		2,150	2,125,861
Series 2018-W5FX, Class CFX, 3.66%, 04/25/28(a)(b)		4,100	3,850,908
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 03/15/39(a)(b)		369	369,570
Greystone CRE Notes LLC, Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.23%, 01/15/43(a)(b)		1,731	1,736,087
GS Mortgage Securities Trust
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,977,609
Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)		4,100	4,053,230
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,452,852
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2019-GSA1, Class C, 3.80%, 11/10/52(b)	USD	2,530	$ 2,314,035
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 5.84%, 03/15/28(a)(b)		5,707	5,728,172
Series 2023-SHIP, Class A, 4.32%, 09/10/38(a)(b)		1,322	1,320,026
Series 2023-SHIP, Class C, 5.51%, 09/10/38(a)(b)		1,000	1,002,098
Series 2023-SHIP, Class E, 7.43%, 09/10/38(a)(b)		11,123	11,167,080
Series 2024-RVR, Class E, 7.47%, 08/10/41(a)(b)		1,263	1,261,763
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.38%, 11/25/41(a)(b)		5,593	5,600,477
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 8.43%, 11/25/41(a)(b)		2,125	2,117,489
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 07/15/40(a)(b)		1,691	1,693,113
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 05/15/41(a)(b)		6,793	6,811,914
Harvest Commercial Capital Loan Trust
Series 2019-1, Class M5, 5.73%, 09/25/46(a)(b)		1,536	1,499,851
Series 2020-1, Class M4, 5.96%, 04/25/52(a)(b)		669	667,203
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 5.59%, 10/15/41(a)(b)		2,365	2,370,491
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.39%, 10/15/41(a)(b)		887	890,313
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 05/15/37(a)(b)		3,695	3,699,590
Series 2024-ORL, Class C, (1-mo. CME Term SOFR + 2.44%), 6.19%, 05/15/37(a)(b)		1,426	1,429,526
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 6.94%, 05/15/37(a)(b)		4,173	4,193,656
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.39%, 06/15/41(a)(b)		2,096	2,099,888
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 5.02%, 10/15/36(a)(b)		2,762	2,727,294
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		327	338,834
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 5.88%, 05/10/39(a)(b)		1,380	1,396,965
Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		3,538	3,650,525
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		712	612,667
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.29%, 07/13/42(a)(b)		8,890	9,061,554
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.46%, 10/19/42(a)(b)		3,457	3,463,752
INT Commercial Mortgage Trust, Series 2025- PLAZA, Class A, 4.88%, 11/05/37(a)(b)		1,300	1,303,704
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 11/15/41(a)(b)		3,510	3,483,738

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.29%, 12/15/48(a)(b)	USD	507	$ 462,719
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		111	109,893
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,629,814
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(b)		2,073	2,044,530
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 5.01%, 06/15/35(a)(b)		1,036	871,458
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 4.92%, 04/15/38(a)(b)		254	253,644
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 6.57%, 04/15/38(a)(b)		3,101	3,100,984
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 7.54%, 04/15/37(a)(b)		2,865	2,746,022
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		2,061	1,696,296
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		7,170	7,242,081
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)		5,319	5,333,423
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		6,096	6,106,579
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		5,223	5,261,612
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(b)		1,660	1,692,534
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 03/15/40(a)(b)		1,986	1,988,525
JW Commercial Mortgage Trust
Series 2024-BERY, Class A, (1-mo. CME Term SOFR + 1.59%), 5.34%, 11/15/39(a)(b)		1,700	1,703,157
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 5.37%, 06/15/39(a)(b)		10,813	10,829,708
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 6.94%, 06/15/39(a)(b)		2,812	2,819,022
KSL Commercial Mortgage Trust
Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 12/15/39(a)(b)		5,941	5,939,126
Series 2025-MAK, Class A, 6.20%, 06/15/42(a)(b)		5,699	5,692,694
Series 2025-MAK, Class E, 8.40%, 06/15/42(a)(b)		2,364	2,372,099
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 10/15/41(a)(b)		1,774	1,775,259
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.39%, 10/15/41(a)(b)		449	449,542
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1- mo. CME Term SOFR + 2.11%), 5.85%, 10/25/37(a)(b)		3,340	2,934,178
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.49%, 01/17/37(a)(b)		1,128	1,126,656
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.12%, 08/17/42(a)(b)		1,340	1,340,178
Series 2025-CRE9, Class A, (1-mo. CME Term SOFR + 1.45%), 5.18%, 08/18/42(a)(b)		1,755	1,752,847
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LQR Trust
Series 2025-CALI, Class A, (1-mo. CME Term SOFR + 1.60%), 5.33%, 01/15/43(a)(b)	USD	1,771	$ 1,770,995
Series 2025-CALI, Class E, (1-mo. CME Term SOFR + 3.95%), 7.68%, 01/15/43(a)(b)		5,078	5,077,973
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.44%, 08/15/40(a)(b)		1,281	1,293,840
MAC Trust, Series 2025-801B, Class A, (1-mo. CME Term SOFR + 1.70%), 5.45%, 10/15/40(a)(b)		3,221	3,225,010
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.54%, 12/15/41(a)(b)		2,596	2,601,058
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 5.51%, 02/15/37(a)(b)		191	191,008
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.41%, 02/15/37(a)(b)		1,378	1,370,573
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		2,250	2,279,987
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		1,904	1,930,157
MF1 LLC
Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 5.47%, 03/19/39(a)(b)		1,010	1,012,521
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.22%, 05/18/42(a)(b)		4,467	4,479,598
MHC Commercial Mortgage Trust, Series 2021- MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 6.47%, 04/15/38(a)(b)		182	182,627
MHP
Series 2021-STOR, Class A, (1-mo. CME Term SOFR + 0.81%), 4.57%, 07/15/38(a)(b)		1,105	1,103,646
Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 6.62%, 07/15/38(a)(b)		3,426	3,415,502
Series 2021-STOR, Class J, (1-mo. CME Term SOFR + 4.06%), 7.82%, 07/15/38(a)(b)		1,917	1,905,447
MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		3,089	3,341,850
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		1,978	2,054,287
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,051,534
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 10.95%, 11/15/34(a)(b)		939	854,023
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,342,128
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		2,184	1,658,575
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		470	387,634
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,809,269
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	4,587,142
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	2,546,544
Series 2021-230P, Class B, (1-mo. CME Term SOFR + 1.56%), 5.31%, 12/15/38(a)(b)		400	373,022
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		2,163	2,134,473
MTN Commercial Mortgage Trust, Series 2022- LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.16%, 03/15/39(a)(b)		910	909,434
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class A, 3.86%, 04/10/37(a)		1,850	1,642,399
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		4,961	4,978,863

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
NCMF Trust
Series 2025-MFS, Class E, 7.53%, 06/10/33(a)(b)	USD	9,322	$ 9,454,061
Series 2025-MFS, Class F, 8.44%, 06/10/33(a)(b)		9,942	10,121,438
NJ Trust, Series 2023-GSP, Class A, 6.48%, 01/06/29(a)(b)		1,470	1,541,164
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1-mo. CME Term SOFR + 1.39%), 5.14%, 10/15/40(a)(b)		2,809	2,811,633
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.93%, 02/10/47(a)(b)		697	726,227
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 10/15/40(a)(b)		1,980	1,986,159
Series 2025-28L, Class A, 4.67%, 11/05/38(a)(b)		2,181	2,185,614
Series 2025-300P, Class E, 7.39%, 07/13/42(a)(b)		1,590	1,610,649
Series 2025-77C, Class A, 4.79%, 01/10/38(a)(b)		10,530	10,574,453
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 5.74%, 08/15/29(a)(b)		441	441,940
Series 2024-3ELV, Class C, (1-mo. CME Term SOFR + 2.84%), 6.59%, 08/15/29(a)(b)		405	405,564
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 7.59%, 08/15/29(a)(b)		1,564	1,564,956
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,812,600
Series 2017-OT, Class D, 3.95%, 05/10/39(a)(b)		1,080	984,527
Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)		498	437,305
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,930	1,791,474
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,127	1,038,582
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 4.82%, 01/15/36(a)(b)		1,035	1,015,202
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.12%, 01/15/36(a)(b)		872	835,700
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.37%, 01/15/36(a)(b)		1,338	1,262,231
ONNI Commerical Mortgage Trust, Series 2024- APT, Class A, 5.57%, 07/15/39(a)(b)		952	970,169
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 12/15/39(a)(b)		3,090	3,094,784
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, 5.34%, 08/10/42(a)(b)		2,087	2,137,814
Series 2025-P11, Class C, 6.51%, 08/10/42(a)(b)		1,772	1,835,209
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 5.64%, 06/15/39(a)(b)		1,754	1,754,543
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1-mo. CME Term SOFR + 3.46%), 7.22%, 07/15/38(a)(b)		900	244,552
Series 2021-MF, Class G, (1-mo. CME Term SOFR + 4.46%), 8.22%, 07/15/38(a)(b)		1,967	365,132
PRM5 Trust, Series 2025-PRM5, Class D, 5.62%, 03/10/33(a)(b)		1,300	1,300,712
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		2,386	2,451,093
Series 2024-CNTR, Class E, 8.82%, 11/13/41(a)		2,138	2,275,001
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 5.90%, 03/15/35(a)(b)	USD	413	$ 411,457
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 6.70%, 03/15/35(a)(b)		3,142	3,122,379
Series 2025-FLWR, Class A, (1-mo. CME Term SOFR + 1.25%), 5.00%, 08/15/42(a)(b)		3,056	3,057,909
Series 2025-FLWR, Class E, (1-mo. CME Term SOFR + 2.75%), 6.50%, 08/15/42(a)(b)		249	249,618
SCG Mortgage Trust, Series 2024-MSP, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 04/15/41(a)(b)		8,372	8,371,999
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.19%, 04/15/42(a)(b)		1,651	1,661,255
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 11/15/34(a)(b)		2,930	2,931,829
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 7.94%, 11/15/34(a)(b)		3,007	3,014,510
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 8.94%, 11/15/34(a)(b)		435	434,578
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		1,000	960,191
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		3,391	2,895,727
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 5.70%, 10/15/41(a)(b)		6,747	6,761,047
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 7.35%, 10/15/41(a)(b)		1,282	1,289,790
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.20%, 10/15/41(a)(b)		316	318,272
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		3,936	3,518,797
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 6.49%, 11/15/38(a)(b)		2,483	2,481,433
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 6.48%, 11/15/36(a)(b)		1,136	1,135,652
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 4.99%, 12/15/39(a)(b)		8,232	8,249,845
Series 2024-DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 6.49%, 12/15/39(a)(b)		387	387,483
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(a)(b)		1,113	1,126,420
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)		1,340	1,410,625
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		765	744,096
UNIV Trust
Series 2025-APTS, Class A, (1-mo. CME Term SOFR + 1.65%), 5.40%, 11/15/42(a)(b)		3,776	3,780,657
Series 2025-APTS, Class B, (1-mo. CME Term SOFR + 2.25%), 6.00%, 11/15/42(a)(b)		967	968,204
VEGAS Trust
Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(b)		5,520	5,554,995
Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		12,440	12,312,540
Series 2024-TI, Class A, 5.52%, 11/10/39(a)		754	764,201

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(b)	USD	1,449	$ 1,269,103
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(b)		137	127,882
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(b)		890	799,129
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(b)		976	849,153
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(b)		998	839,218
Series 2019-3, Class M6, 6.03%, 10/25/49(a)(b)		466	395,584
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		1,857	1,733,019
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(b)		1,679	1,297,623
Series 2021-1, Class M6, 5.03%, 05/25/51(a)(b)		1,796	1,347,490
Series 2021-2, Class M7, 6.54%, 08/25/51(a)(b)		1,711	1,280,258
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(b)		2,163	1,832,891
Series 2021-3, Class M7, 6.54%, 10/25/51(a)(b)		2,189	1,559,163
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		5,572	5,057,198
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		943	777,345
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		4,682	3,991,162
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		918	930,753
Series 2022-4, Class M3, 7.52%, 08/25/52(a)(b)		770	784,282
Series 2023-1, Class M5, 9.62%, 01/25/53(a)(b)		1,816	1,737,285
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		444	443,085
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		2,596	2,622,522
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		301	302,918
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		296	302,926
Series 2024-2, Class M3, 8.02%, 04/25/54(a)(b)		1,408	1,424,545
Series 2024-2, Class M4, 10.74%, 04/25/54(a)(b)		2,566	2,610,607
Series 2024-3, Class M2, 7.23%, 06/25/54(a)(b)		1,687	1,724,781
Series 2024-5, Class A, 5.49%, 10/25/54(a)(b)		1,248	1,252,599
Series 2024-5, Class M2, 5.96%, 10/25/54(a)(b)		505	503,590
Series 2024-5, Class M3, 6.76%, 10/25/54(a)(b)		765	767,574
Series 2024-5, Class M4, 9.53%, 10/25/54(a)(b)		506	511,102
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		843	846,610
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		1,543	1,550,426
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		975	985,330
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		3,995	4,050,594
Series 2025-1, Class M4, 10.15%, 02/25/55(a)(b)		3,995	4,045,109
Series 2025-3, Class M3, 7.38%, 06/25/55(a)(b)		2,210	2,251,216
Series 2025-5, Class M2, 6.31%, 12/25/55(a)(b)		846	847,896
Series 2025-5, Class M3, 6.70%, 12/25/55(a)(b)		1,001	1,001,455
Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)		2,340	2,328,370
Series 2025-P2, Class A, 5.46%, 10/25/55(a)(b)		7,712	7,697,663
Series 2025-P2, Class M1, 6.04%, 10/25/55(a)(b)		647	645,646
Series 2025-P2, Class M2, 6.56%, 10/25/55(a)(b)		723	720,858
Series 2025-P2, Class M3, 6.85%, 10/25/55(a)(b)		1,266	1,261,456
Series 2025-P2, Class M4, 9.45%, 10/25/55(a)(b)		752	749,529
Series 2025-P2, Class M5, 10.21%, 10/25/55(a)(b)		274	250,067
Series 2025-RTL1, Class A1, 6.80%, 03/25/30(a)(c)		16,000	16,185,363
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 08/05/42(a)(b)		1,530	1,546,350
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		1,000	948,864
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(b)		1,190	1,117,497
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,735,626
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		354	292,684
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,943,966
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	951,410
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 5.07%, 05/15/31(a)(b)		4,660	4,656,772
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)	USD	395	$ 398,419
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		3,055	3,149,638
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		1,945	1,964,109
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		2,628	2,648,697
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		1,836	1,864,418
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.35%, 07/15/40(a)(b)		4,020	4,130,900
Series 2025-DC, Class E, 7.72%, 07/15/40(a)(b)		2,354	2,405,452
			1,216,078,397
Interest Only Collateralized Mortgage Obligations — 0.2%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		7,637	249,670
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		15,977	112,576
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		10,972	274,444
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)		21,846	535,858
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)		34,139	1,289,809
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)		34,250	1,206,764
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(a)(b)		31,984	840,603
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		27,389	788,089
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		15,438	279,044
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		7,873	330,660
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,983	85,815
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		53,683	818,197
JPMorgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(a)(b)		9,286	1,565,636
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 1.96%, 02/25/38(a)(b)		9,104	1,975,798
			10,352,963
Interest Only Commercial Mortgage-Backed Securities — 0.3%
BANK
Series 2019-BN22, Class XA, 0.58%, 11/15/62(b)		37,851	746,546
Series 2019-BN22, Class XB, 0.14%, 11/15/62(b)		85,561	504,596
Series 2020-BN28, Class XB, 0.98%, 03/15/63(b)		29,820	1,225,361
BBCMS Mortgage Trust, Series 2015-SRCH, Class XB, 0.20%, 08/10/35(a)(b)		12,500	32,926
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.02%, 08/15/52(b)		33,189	824,488
Series 2019-B9, Class XA, 1.01%, 03/15/52(b)		14,418	357,618
Series 2020-B17, Class XB, 0.50%, 03/15/53(b)		17,599	303,444
Series 2020-B19, Class XA, 1.66%, 09/15/53(b)		20,394	943,359
Series 2021-B23, Class XA, 1.26%, 02/15/54(b)		18,069	819,756
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(b)		8,004	317,859

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(b)	USD	62,648	$ 453,225
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.61%, 08/15/57(b)		35,000	623,409
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.53%, 06/15/52(b)		9,276	390,273
Series 2019-C17, Class XA, 1.31%, 09/15/52(b)		3,521	127,560
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		11,214	135,083
ELM Trust
Series 2024-ELM, Class XP10, 0.23%, 06/10/39(a)(b)		33,570	32,482
Series 2024-ELM, Class XP15, 1.56%, 06/10/39(a)(b)		30,405	195,605
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		8,570	38,147
Series 2017-C5, Class XB, 0.29%, 03/15/50(b)		30,000	135,252
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		17,400	53,912
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.87%, 03/10/50(a)(b)		8,132	46,048
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		11,446	93,524
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.27%, 12/15/47(a)(b)		220	2,478
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.14%, 06/15/50(a)(b)		8,625	233,805
Series 2019-L2, Class XA, 0.99%, 03/15/52(b)		10,170	263,580
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(b)		33,974	1,902,747
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(b)		28,100	101,601
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)		91,391	284,554
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(b)		18,278	47,808
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.44%, 10/15/52(b)		5,153	227,209
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.63%, 04/15/50(b)		831	8
Series 2016-BNK1, Class XD, 1.21%, 08/15/49(a)(b)		1,000	5,552
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)		24,115	201,635
			11,671,450
Total Non-Agency Mortgage-Backed Securities — 48.3% (Cost: $2,363,697,448)			2,331,265,421
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.4%
Freddie Mac
Series 2024-P015, Class A1, 4.30%, 11/25/32(b)		1,380	1,376,631
Series KJ48, Class A2, 5.03%, 10/25/31		1,413	1,455,344
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		795	724,449
Series 2023-119, Class AD, 2.25%, 04/16/65		1,388	1,113,425
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		776	702,035
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2025-126, Class AD, 5.00%, 05/16/65	USD	1,702	$ 1,703,881
Series 2025-128, Class AD, 5.00%, 10/16/56		3,920	3,948,673
Series 2025-128, Class AG, 4.75%, 07/16/66		3,894	3,833,702
Series 2025-129, Class AB, 4.75%, 09/16/54		1,246	1,243,215
Series 2025-130, Class AL, 4.75%, 08/16/56		1,247	1,243,137
Series 2025-88, Class AT, 5.00%, 06/16/58		3,889	3,908,258
			21,252,750
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K116, Class X1, 1.41%, 07/25/30(b)		23,333	1,206,117
Series KL05, Class X1P, 0.89%, 06/25/29(b)		12,845	360,140
Ginnie Mae
Series 2016-36, Class IO, 0.66%, 08/16/57(b)		2,503	69,393
Series 2017-24, Class IO, 0.73%, 12/16/56(b)		9,390	279,754
			1,915,404
Mortgage-Backed Securities — 0.1%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		3,533	3,670,373
Total U.S. Government Sponsored Agency Securities — 0.5% (Cost: $26,829,663)			26,838,527
Total Long-Term Investments — 98.9% (Cost: $4,832,426,636)			4,773,790,846

	Shares
Short-Term Securities
Money Market Funds — 1.1%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.64%(j)	52,508,870	52,508,870
Total Short-Term Securities — 1.1% (Cost: $52,508,870)		52,508,870
Total Investments Before TBA Sale Commitments — 100.0% (Cost: $4,884,935,506)		4,826,299,716

		Par (000)
TBA Sale Commitments(k)
Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities
2.00%, 01/01/56	USD	(4,579)	(3,700,386)
2.50%, 01/01/56		(22,139)	(18,712,644)
Total TBA Sale Commitments — (0.5)% (Proceeds: $(22,563,938))			(22,413,030)
Total Investments Net of TBA Sale Commitments — 99.5% (Cost: $4,862,371,568)			4,803,886,686
Other Assets Less Liabilities — 0.5%			24,208,603
Net Assets — 100.0%			$ 4,828,095,289

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Rounds to less than 1,000.
(j)	Annualized 7-day yield as of period end.
(k)	Represents or includes a TBA transaction.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,519,932	EUR	10,597,000	BNP Paribas S.A.	03/18/26	$20,862
USD	1,148,312	GBP	858,000	Deutsche Bank AG	03/18/26	(7,989)
						$12,873

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	111	$27,541	$3,250	$24,291
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	42	10,426	2,819	7,607
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	21	5,311	1,026	4,285
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—
							$43,278	$7,095	$36,183
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	174	$(43,278)	$(18,045)	$(25,233)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	999	(219,388)	(72,654)	(146,734)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(109,694)	(43,819)	(65,875)
								$(372,360)	$(134,518)	$(237,842)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,364,305,957	$ 28,674,607	$ 2,392,980,564
Corporate Bonds	—	75,065	—	75,065
Floating Rate Loan Interests	—	—	22,631,269	22,631,269
Non-Agency Mortgage-Backed Securities	—	2,327,687,586	3,577,835	2,331,265,421
U.S. Government Sponsored Agency Securities	—	26,838,527	—	26,838,527
Short-Term Securities
Money Market Funds	52,508,870	—	—	52,508,870
Unfunded Floating Rate Loan Interests (a)	—	—	12,495	12,495
Liabilities
TBA Sale Commitments	—	(22,413,030)	—	(22,413,030)
	$ 52,508,870	$ 4,696,494,105	$ 54,896,206	$ 4,803,899,181
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 36,183	$ —	$ 36,183
Foreign Currency Exchange Contracts	—	20,862	—	20,862
Liabilities
Credit Contracts	—	(237,842)	—	(237,842)
Foreign Currency Exchange Contracts	—	(7,989)	—	(7,989)
	$ —	$ (188,786)	$ —	$ (188,786)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of March 31, 2025	$26,585,124	$— (a)	$9,514,138	$2,171,704	$—	$38,270,966
Transfers into Level 3	—	—	3,084,120	—	—	3,084,120
Transfers out of Level 3	(1,978,306)	—	—	—	—	(1,978,306)
Accrued discounts/premiums	(19,349)	—	5,524	56,098	—	42,273
Net realized gain (loss)	2,032	—	92,072	2,214	—	96,318
Net change in unrealized appreciation (depreciation)(b)	422,543	—	718,838	73,723	12,495	1,227,599
Purchases	8,163,588	—	11,586,363	1,476,858	—	21,226,809
Sales	(4,501,025)	—	(2,369,786)	(202,762)	—	(7,073,573)
Closing Balance, as of December 31, 2025	$28,674,607	$— (a)	$22,631,269	$3,577,835	$12,495	$54,896,206
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025(b)	$424,238	$—	$718,838	$73,095	$12,495	$1,228,666

(a)
Rounds to less than $1.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Securitized Total Return Series
(Formerly BATS: Series A Portfolio)
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A  significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
1D SONIA	GBP - 1D Sterling Overnight Index Average
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Co.
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced